As filed with the Securities and Exchange Commission on May 22, 2018

Registration No. 333-224201

(Investment Company Act Registration No. 811-02105)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Fidelity Salem Street Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Marc Bryant, Secretary

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

FIDELITY® INFLATION-PROTECTED BOND FUND

A SERIES OF

FIDELITY SALEM STREET TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544 (RETAIL CLASS)

1-877-208-0098 (ADVISOR CLASSES)

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Fidelity® Inflation-Protected Bond Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity Inflation-Protected Bond Fund will be held at an office of Fidelity Salem Street Trust (the trust), One Spartan Way, Merrimack, New Hampshire 03054 (Industrial Drive, Exit 10, off Route 3) on July 19, 2018 at 8:00 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

(1)	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Inflation-Protected Bond Fund to Fidelity Inflation-Protected Bond Index Fund in exchange solely for shares of beneficial interest of Fidelity Inflation-Protected Bond Index Fund and the assumption by Fidelity Inflation-Protected Bond Index Fund of Fidelity Inflation-Protected Bond Fund’s liabilities, in complete liquidation of Fidelity Inflation-Protected Bond Fund.

The Board of Trustees has fixed the close of business on May 22, 2018 as the record date for the determination of the shareholders of Fidelity Inflation-Protected Bond Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,

MARC R. BRYANT, Secretary

May 22, 2018

Your vote is important – please vote your shares promptly.

Shareholders are invited to attend the Meeting in person. Admission to the Meeting will be on a first-come, first-served basis and will require picture identification. Shareholders arriving after the start of the Meeting may be denied entry. Cameras, cell phones, recording equipment and other electronic devices will not be permitted. Fidelity reserves the right to inspect any persons or items prior to admission to the Meeting.

Any shareholder who does not expect to attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to request a paper ballot at the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing a proxy card may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C.	1)	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote.

FIDELITY® INFLATION-PROTECTED BOND FUND

FIDELITY® INFLATION-PROTECTED BOND INDEX FUND

EACH A SERIES OF

FIDELITY SALEM STREET TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544 (RETAIL CLASS)

1-877-208-0098 (ADVISOR CLASSES)

PROXY STATEMENT AND PROSPECTUS

MAY 22, 2018

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity® Inflation-Protected Bond Fund (Inflation-Protected Bond) in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Inflation-Protected Bond and at any adjournments thereof (the Meeting), to be held on July 19, 2018 at 8:00 Eastern Time (ET) at One Spartan Way, Merrimack, New Hampshire 03054 (Industrial Drive, Exit 10, off Route 3), an office of the trust and Fidelity Management & Research Company (FMR or the Adviser), Inflation-Protected Bond’s manager.

As more fully described in the Proxy Statement, shareholders of Inflation-Protected Bond are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of Inflation-Protected Bond by Fidelity Inflation-Protected Bond Index Fund (Inflation-Protected Bond Index). The transaction contemplated by the Agreement is referred to as the “Reorganization.”

If the Agreement is approved by the fund’s shareholders and the Reorganization occurs, each shareholder of Inflation-Protected Bond will become a shareholder of Inflation-Protected Bond Index. Inflation-Protected Bond will transfer all of its assets to Inflation-Protected Bond Index in exchange solely for shares of beneficial interest of Inflation-Protected Bond Index and the assumption by Inflation-Protected Bond Index of Inflation-Protected Bond’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on August 24, 2018, or such other time and date as the parties may agree (the Closing Date).

Inflation-Protected Bond Index (together with Inflation-Protected Bond, the funds) is categorized under the Investment Company Act of 1940, as amended (1940 Act), as a diversified series of Fidelity Salem Street Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Inflation-Protected Bond Index seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market. Inflation-Protected Bond Index seeks to achieve its investment objective by normally investing at least 80% of assets in inflation-protected debt securities included in the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about May 22, 2018. The Proxy Statement sets forth concisely the information about the Reorganization and Inflation-Protected Bond Index that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy Statement for legal purposes:

i.	the Statement of Additional Information (SAI) dated May 22, 2018, relating to this Proxy Statement;

ii.	the Prospectus for Inflation-Protected Bond Index dated March 1, 2018, relating to Investor Class and Premium Class shares, a copy of which accompanies this Proxy Statement;

iii.	the SAI for Inflation-Protected Bond Index dated March 1, 2018, relating to Investor Class and Premium Class shares;

iv.	the Prospectus for Inflation-Protected Bond dated May 30, 2017, as supplemented, relating to Fidelity Inflation-Protected Bond Fund shares, a retail class of Inflation-Protected Bond;

v.	the Prospectus for Inflation-Protected Bond dated May 30, 2017, as supplemented, relating to Class A, Class M, Class C, and Class I shares;

vi.	the Semi-Annual Report for Inflation-Protected Bond dated September 30, 2017, relating to Fidelity Inflation-Protected Bond Fund shares;

vii.	the Semi-Annual Report for Inflation-Protected Bond dated September 30, 2017, relating to Class A, Class M, Class C, and Class I shares;

viii.	the SAI for Inflation-Protected Bond dated May 30, 2017, as supplemented, relating to Fidelity Inflation-Protected Bond Fund shares, a retail class of Inflation-Protected Bond; and

ix.	the SAI for Inflation-Protected Bond dated May 30, 2017, as supplemented, relating to Class A, Class M, Class C, and Class I shares.

You can obtain copies of the funds’ current Prospectuses, SAIs, or annual or semiannual reports without charge by contacting the trust at Fidelity Distributors Corporation (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-8544 (retail and Investor classes) or 1-877-208-0098 (Advisor classes), or by logging on to www.fidelity.com (retail and Investor classes) or institutional.fidelity.com (Advisor classes).

The trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectuses and SAIs of Inflation-Protected Bond and Inflation-Protected Bond Index, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Inflation-Protected Bond Index carefully for more complete information.

What proposal am I being asked to vote on?

As more fully described in the “Proposed Transaction” below, shareholders of Inflation-Protected Bond are being asked to approve the Agreement relating to the proposed acquisition of Inflation-Protected Bond by Inflation-Protected Bond Index.

Shareholders of record as of the close of business on May 22, 2018 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Inflation-Protected Bond will become a shareholder of Inflation-Protected Bond Index. Inflation-Protected Bond will transfer all of its assets to Inflation-Protected Bond Index in exchange solely for shares of beneficial interest of Inflation-Protected Bond Index and the assumption by Inflation-Protected Bond Index of Inflation-Protected Bond’s liabilities in complete liquidation of the fund. Each shareholder of Inflation-Protected Bond will receive Investor Class shares of Inflation-Protected Bond Index. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Inflation-Protected Bond Fund*	Inflation-Protected Bond Index Fund: Investor Class
Inflation-Protected Bond: Class A*
Inflation-Protected Bond: Class C*
Inflation-Protected Bond: Class I*
Inflation-Protected Bond: Class M*

*	Fidelity Inflation-Protected Bond Fund is the retail class of Inflation-Protected Bond. Class A, Class C, Class I, Class M are classes of Inflation-Protected Bond.

For more information, please refer to the section entitled, “The Proposed Transaction – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal?

Yes. Inflation-Protected Bond’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

What are the reasons for the proposal?

Fidelity currently offers two publicly available mutual funds – Inflation-Protected Bond and Inflation-Protected Bond Index – that invest primarily in TIPS. Given the size of the TIPS market (which consists of approximately 40 securities), Fidelity believes that the investment opportunities in this market are limited and Fidelity can meet the investment goals of shareholders by offering a single mutual fund that invests in TIPS. As a result, Fidelity is proposing that Inflation-Protected Bond merge into Inflation-Protected Bond Index. The Reorganization will permit shareholders of Inflation-Protected Bond to pursue a similar investment strategy in a larger fund with significantly lower total expenses.

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement.

• Based on data for the 12 months ended December 31, 2017, Inflation-Protected Bond shareholders are expected to benefit from a net expense reduction as a percentage of average net assets as follows (depending on the class):

Inflation-Protected Bond Fund	Estimated Expense Reduction (based on expense data for the 12 months ended December 31, 2017)
Fidelity Inflation-Protected Bond Fund (retail class)	0.26%
Class A	0.59%
Class M	0.63%
Class C	1.36%
Class I	0.32%

• The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes, but noted that the Reorganization could still have tax implications for shareholders in taxable accounts. The Board took into account Fidelity’s view that the anticipated benefits of the Reorganization, including net expense reductions, would overshadow the fairly modest tax consequences.

• The Board considered the proposed Reorganization will streamline Fidelity’s product offerings by reducing the number of bond funds available, making it easier for investors to select a fund that meets their needs.

• The Board also considered Fidelity’s belief that Inflation-Protected Bond Index shareholders are expected to benefit from the potential efficiencies associated with a larger fund.

For more information, please refer to the section entitled “The Proposed Transaction – Reasons for the Reorganization.”

How will you determine the number of shares of Inflation-Protected Bond Index that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, Inflation-Protected Bond will distribute Investor Class shares of Inflation-Protected Bond Index to its shareholders so that each shareholder will receive the number of full and fractional shares of Inflation-Protected Bond Index equal in value to the net asset value of shares of Inflation-Protected Bond held by such shareholder on the Closing Date.

For more information, please refer to the section entitled, “The Proposed Transaction – Agreement and Plan of Reorganization.”

What class of shares of Inflation-Protected Bond Index will I receive?

Holders of Fidelity Inflation-Protected Bond Fund (retail class), Class A, Class M, Class C, and Class I shares of Inflation-Protected Bond will receive Investor Class shares of Inflation-Protected Bond Index.

Following completion of the Reorganization, you may convert your Investor Class shares at any time to Premium Class, Institutional Class or Institutional Premium Class shares (classes of shares of the fund that are not offered through this Proxy Statement), as applicable, if the eligibility requirements are satisfied for the relevant class. You may contact Fidelity by telephone or by mail to request a conversion.

Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in recognition of any gain or loss for federal income tax purposes either by Inflation-Protected Bond or Inflation-Protected Bond Index or by the shareholders of either fund. As a result, a shareholder’s exchange of his or her shares of Inflation-Protected Bond for shares of Inflation-Protected Bond Index in the Reorganization will not result in recognition of gain or loss for federal income tax purposes.

For more information, please refer to the section entitled, “The Proposed Transaction – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

Each fund is a bond fund normally investing at least 80% of its assets in inflation-protected debt securities. Inflation-Protected Bond is an actively managed fund that seeks total return that exceeds the rate of inflation over the long term, whereas Inflation-Protected Bond Index is an index fund that seeks investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market. Although both funds focus investments in inflation-protected debt securities issued by the U.S. Treasury, Inflation-Protected Bond may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S.

Treasury, and by other entities such as corporations and foreign governments. Inflation-Protected Bond also has the ability to invest in domestic and foreign issuers, whereas Inflation-Protected Bond Index focuses its investments in U.S. Treasury securities. The following tables compare the investment objectives, principal investment strategies, and policies and limitations of the funds.

Inflation-Protected Bond	Inflation-Protected Bond Index
Investment Objective (subject to change only by shareholder approval)	Investment Objective (subject to change only by shareholder approval)

Inflation-Protected Bond seeks a total return that exceeds the rate of inflation over the long term.	Inflation-Protected Bond Index seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

Principal Investment Strategies	Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in inflation-protected debt securities of all types.*	The Adviser normally invests at least 80% of the fund’s assets in inflation-protected debt securities included in the Bloomberg Barclays U.S. TIPS Index (Series-L) (the Index). The Index is composed of inflation-protected debt securities issued by the U.S. Treasury.*

The Adviser normally invests the fund’s assets primarily in U.S. dollar-denominated inflation-protected debt securities. The Adviser currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Adviser may invest the fund’s assets in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments. The Adviser also may invest the fund’s assets in other types of investment-grade debt securities that are not inflation protected.	No corresponding principal strategy.

Inflation-Protected Bond	Inflation-Protected Bond Index
The Adviser uses the Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the Index.	No corresponding principal strategy.

The Adviser considers other factors when selecting the fund’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund’s exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the fund’s competitive universe and internal views of potential future market conditions.	No corresponding principal strategy.

The Adviser allocates the fund’s assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.	No corresponding principal strategy.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	No corresponding principal strategy.

Inflation-Protected Bond	Inflation-Protected Bond Index
The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund’s assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund’s derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser’s outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund’s exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.	Identical to Inflation-Protected Bond.

Inflation-Protected Bond	Inflation-Protected Bond Index
The Adviser uses central funds to help invest the fund’s assets. Central funds are specialized investment vehicles designed to be used by Fidelity® funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.	In addition to the principal investment strategies discussed above, the Adviser may invest the fund’s assets in debt securities by investing in other funds.

No corresponding principal strategy.	The Adviser may use statistical sampling techniques to attempt to replicate the returns of the Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality.

No corresponding principal strategy.	The fund may not track the Index because differences between the Index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the Index are valued can cause differences in performance.

Inflation-Protected Bond	Inflation-Protected Bond Index

Other Fundamental Policies and Limitations (subject to change only by shareholder vote)	Other Fundamental Policies and Limitations (subject to change only by shareholder vote)

Identical to Inflation-Protected Bond Index Fund.	Identical to Inflation-Protected Bond Fund.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Identical to Inflation-Protected Bond Index Fund.	Identical to Inflation-Protected Bond Fund.

*	This investment strategy is subject to change only upon 60 days’ prior notice to shareholders.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled, “Comparison of Principal Risk Factors.”

For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ SAIs, each of which are incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Inflation-Protected Bond Index.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Inflation-Protected Bond and Inflation-Protected Bond Index:

Management of the Funds

The principal business address of Fidelity Management & Research Company (FMR), the fund’s investment adviser and administrator, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2017, FMR had approximately $295.2 billion in discretionary assets under management, and approximately $2.45 trillion when combined with all of its affiliates’ assets under management.

The principal business address of Fidelity Investments Money Management, Inc. (FIMM), sub-adviser to the funds, is 245 Summer Street, Boston, Massachusetts 02210. FIMM has day-to-day responsibility for choosing investments for the funds. As of December 31, 2017, FIMM had approximately $745.5 billion in discretionary assets under management.

Fidelity Investment Management (UK) Limited (FMR UK), located at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as sub-adviser to the funds. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services. As of December 31, 2017, FMR UK had approximately $22.2 billion in discretionary assets under management.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong, serves as sub-adviser to the funds. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services. As of December 31, 2017, FMR H.K. had approximately $18.2 billion in discretionary assets under management.

Fidelity Management & Research (Japan) Limited (FMR Japan), located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan is also a sub-adviser to the funds. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services.

FMR and each of the sub-advisers are expected to continue serving as manager or sub-adviser of the combined fund after the Reorganization.

Franco Castagliuolo is co-manager of Inflation-Protected Bond, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

Sean Corcoran is co-manager of Inflation-Protected Bond, which he has managed since December 2017. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Corcoran has worked as a research analyst and portfolio manager.

Brandon Bettencourt is co-manager of Inflation-Protected Bond Index, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

Jay Small is co-manager of Inflation-Protected Bond Index, which he has managed since April 2015. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Small has worked as a corporate bond trader and portfolio manager.

Brandon Bettencourt and Jay Small, who are currently the co-managers of Inflation-Protected Bond Index, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contracts” section of the funds’ SAIs, which are incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Inflation-Protected Bond Index pays FMR a monthly management fee at an annual rate of 0.05% of the fund’s average net assets throughout the month. Under Inflation-Protected Bond Index’s management contract, FMR is responsible for paying the fund’s operating expenses, with certain exceptions.

In contrast, under Inflation-Protected Bond’s management contract, FMR is not responsible for paying the fund’s operating expenses. Inflation-Protected Bond pays its management fee and other operating expenses separately. Inflation-Protected Bond pays FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase. For March 2018, the group fee rate for the fund was 0.11% of its average net assets. The individual fund fee rate for the fund is 0.20% of its average net assets. The total management fee for the fiscal year ended March 31, 2018, was 0.31% of the fund’s average net assets.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Inflation-Protected Bond is available in the fund’s semi-annual report for the fiscal period ended September 30, 2017.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Inflation-Protected Bond Index is available in the fund’s annual report for the fiscal period ended December 31, 2017.

If the Reorganization is approved, the combined fund will retain Inflation-Protected Bond Index’s management fee structure.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contracts” sections of the funds’ SAIs, each of which are incorporated herein by reference.

Expense Arrangements

Inflation-Protected Bond Index: FMR and the fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract that obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. This Expense Contract may not be amended to increase the fees or expenses payable by the class except by a vote of a majority of the Board of Trustees of the trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Inflation-Protected Bond: In addition to the management fee payable to FMR, the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed (pursuant to the Fundwide Operations and Expense Agreement (Fundwide Agreement) or otherwise) by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund’s management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, SAIs, notices, and reports to shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Pursuant to the Fundwide Agreement, FMR agrees to provide or arrange for certain services and to pay the ordinary administrative and operating expenses incurred by the fund that are not otherwise provided for under the management contract, including the fees and expenses of the fund’s custodian, auditor, and pricing and bookkeeping agent (including the cost associated with administration of the securities lending program), but excluding the management fee, shareholder servicing agent fee, interest, taxes, brokerage commissions, securities lending costs, extraordinary expenses, fees and expenses of the Independent Trustees, and Rule 12b-1 fees, if any, in exchange for a fee equal to the difference, if any, between the management fee rate and 0.35%. The Fundwide Agreement effectively limits fund-level expenses to 0.35%. The Fundwide Agreement may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees.

For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund and Class Operating Expenses” below.

If the proposed Reorganization is not approved, the fund will maintain its current expense structure.

Distribution of Fund Shares

The principal business address of Fidelity Distributors Corporation (FDC), each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.

Fidelity Inflation-Protected Bond Fund (a retail class of Inflation-Protected Bond), Class I of Inflation-Protected Bond, and Investor Class of Inflation-Protected Bond Index have each adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services, as applicable. Currently, the Board of Trustees of each fund has authorized such payments for these classes.

Class A of Inflation-Protected Bond has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.15% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so. In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

Class M of Inflation-Protected Bond has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M may pay this 12b-1 (distribution) fee at an annual rate of 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.15% of Class M’s average net assets when the Trustees believe that it is in the best interests of Class M shareholders to do so. In addition, pursuant to the Class M plan, Class M pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

Class C of Inflation-Protected Bond has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month. In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

If the Reorganization is approved, shareholders of Inflation-Protected Bond receiving Investor Class shares of Inflation-Protected Bond Index will be subject to the Distribution and Service Plan for Investor Class of that fund.

For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ SAIs, each of which are incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of Inflation-Protected Bond, and Inflation-Protected Bond Index for the 12 months ended December 31, 2017, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Sales charges, if applicable, are paid directly to FDC, each fund’s distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

As shown below, the Reorganization is expected to result in lower total operating expenses for shareholders of Inflation-Protected Bond.

Class A

Shareholder Fees (fees paid directly from your investment)

	Inflation- Protected Bond		Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma combined
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	A	None	None

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Inflation- Protected Bond	Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma CombinedA
Management fee	0.31%	0.05%	0.05%
Distribution and/or Service (12b-1) fees	0.25%	None	None
Other expenses	0.22%	0.14%	0.14%

Total annual operating expenses	0.78%	0.19%	0.19%

A	Estimated for the 12 months ending December 31, 2017.

Class M

Shareholder Fees (fees paid directly from your investment)

	Inflation- Protected Bond		Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	A	None	None

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Inflation- Protected Bond	Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma Combined A
Management fee	0.31%	0.05%	0.05%
Distribution and/or Service (12b-1) fees	0.25%	None	None
Other expenses	0.26%	0.14%	0.14%

Total annual operating expenses	0.82%	0.19%	0.19%

A	Estimated for the 12 months ending December 31, 2017.

Class C

Shareholder Fees (fees paid directly from your investment)

	Inflation- Protected Bond		Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None		None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00	%A	None	None

A	On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Inflation- Protected Bond	Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma CombinedA
Management fee	0.31%	0.05%	0.05%
Distribution and/or Service (12b-1) fees	1.00%	None	None
Other expenses	0.24%	0.14%	0.14%

Total annual operating expenses	1.55%	0.19%	0.19%

A	Estimated for the 12 months ending December 31, 2017.

Class I

Shareholder Fees (fees paid directly from your investment)

	Inflation- Protected Bond	Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Inflation- Protected Bond	Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma CombinedA
Management fee	0.31%	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.20%	0.14%	0.14%

Total annual operating expenses	0.51%	0.19%	0.19%

A	Estimated for the 12 months ending December 31, 2017.

Retail Class

Shareholder Fees (fees paid directly from your investment)

	Inflation- Protected Bond	Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Inflation- Protected Bond	Inflation- Protected Bond Index Investor Class	Inflation- Protected Bond Index Investor Class – Pro forma CombinedA
Management fee	0.31%	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.14%	0.14%	0.14%

Total annual operating expenses	0.45%	0.19%	0.19%

A	Estimated for the 12 months ending December 31, 2017.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

	Inflation-Protected Bond Class A		Inflation-Protected Bond Class M		Inflation-Protected Bond Class C		Inflation-Protected Bond Class I
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$476	$476	$480	$480	$258	$158	$52	$52
3 Year	$639	$639	$651	$651	$490	$490	$164	$164
5 Year	$816	$816	$837	$837	$845	$845	$285	$285
10 Year	$1,327	$1,327	$1,373	$1,373	$1,845	$1,845	$640	$640

	Inflation-Protected Bond (Retail Class)		Inflation-Protected Bond Index Investor Class		Inflation-Protected Bond Index Investor Class – Pro Forma
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$46	$46	$19	$19	$19	$19
3 Year	$144	$144	$61	$61	$61	$61
5 Year	$252	$252	$107	$107	$107	$107
10 Year	$567	$567	$243	$243	$243	$243

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

The procedures for purchasing and redeeming shares of the funds are generally similar, although the price to buy one share of a fund or the price to sell one share of a fund will vary depending on whether the shares are subject to a sales charge or CDSC, as applicable.

The price to buy one share of Fidelity Inflation-Protected Bond Fund, the retail class of Inflation-Protected Bond, Class I of Inflation-Protected Bond, and Investor Class of Inflation-Protected Bond Index is the class’s NAV. These classes are sold without a sales charge. The price to buy one share of Class A or Class M of Inflation-Protected Bond is its offering price or its NAV, depending on whether you pay a front-end sales charge. The price to buy one share of Class C of Inflation-Protected Bond is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A’s or Class M’s offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A’s or Class M’s NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of the retail class of Inflation-Protected Bond, Class I of Inflation-Protected Bond and Investor Class of Inflation-Protected Bond Index is the class’s NAV. The price to sell one share of Class A, Class M, or Class C of Inflation-Protected Bond is its NAV, minus any applicable CDSC.

Shares are sold at the next NAV calculated after an order is received in proper form, minus any applicable CDSC.

On April 1, 2017, Inflation-Protected Bond closed to new accounts. Shareholders of Inflation-Protected Bond as of that date can continue to purchase shares of the fund. Shareholders of Inflation-Protected Bond may redeem shares of the fund through the Closing Date of their fund’s Reorganization.

If the Reorganization is approved, the procedures for purchasing and redeeming shares of the combined fund will remain unchanged.

For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ SAIs, each of which are incorporated herein by reference.

How do the funds’ exchange privileges differ?

Each fund’s exchange privileges differ depending on which share class of a fund that you own.

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund. Exchanges are subject to minimum investment limitations and other eligibility requirements of the shares of the fund into which you are exchanging.

As a shareholder of Fidelity Inflation-Protected Bond Fund class and Investor Class of Inflation-Protected Bond Index, you have the privilege of exchanging shares for shares of other Fidelity® retail funds.

As a Class A shareholder of Inflation-Protected Bond, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder of Inflation-Protected Bond, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder of Inflation-Protected Bond, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder of Inflation-Protected Bond, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

Through your investment professional, you may also move between certain share classes of the same fund.

For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ SAIs, each of which are incorporated herein by reference.

How do the funds’ dividend and distribution policies differ?

The funds’ dividend and distribution policies are generally similar, although the funds make capital gain distributions at different times.

Each fund normally declares dividends daily and pays them monthly.

Inflation-Protected Bond Index normally pays capital gain distributions (including any inflation adjustments distributed as short-term capital gains) in February and December. Inflation-Protected Bond normally pays those distributions in May and December.

On or before the Closing Date, Inflation-Protected Bond may declare additional dividends or other distributions in order to distribute substantially all of its net investment income and net realized capital gain, if any.

For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ SAIs, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

Under Inflation-Protected Bond’s contractual arrangements, FMR will bear the cost of the Reorganization.

For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. Each fund’s share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. Each fund’s reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in each fund will fluctuate. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in each fund. Your investment in each fund cannot grow with inflation over the long term unless you reinvest the portion of any distribution that comes from inflation adjustments.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

What additional risks are associated with an investment in Inflation-Protected Bond?

Inflation-Protected Bond is subject to the following principal risk, which is not a principal risk generally associated with an investment in Inflation-Protected Bond Index:

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

What additional risks are associated with an investment in Inflation-Protected Bond Index?

Inflation-Protected Bond Index is subject to the following principal risks, which are not principal risks generally associated with an investment in Inflation-Protected Bond:

Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.

Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ SAIs, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in the performance of each fund’s shares from year to year and compares the performance of each fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the funds’ prospectuses.

Year-by-Year Returns

Inflation-Protected Bond – Retail Class

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.76%	March 31, 2008
Lowest Quarter Return	(7.21)%	June 30, 2013
Year-to-Date Return	(1.04)%	March 31, 2018

Inflation-Protected Bond Index – Investor Class

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	4.60%	March 31, 2016
Lowest Quarter Return	(7.21)%	June 30, 2013
Year-to-Date Return	(0.99)%	March 31, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Retail Class, Class A, and Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Inflation-Protected Bond

For the periods ended December 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Inflation-Protected Bond Fund (Retail Class)
Return Before Taxes	2.71%	(0.27)%	3.02%
Return After Taxes on Distributions	1.67%	(1.01)%	2.20%
Return After Taxes on Distributions and Sale of Fund Shares	1.59%	(0.49)%	2.04%
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	3.01%	0.13%	3.53%
Class A – Return Before Taxes	(1.66)%	(1.40)%	2.28%
Return After Taxes on Distributions	(2.58)%	(2.05)%	1.55%
Return After Taxes on Distributions and Sale of Fund Shares	(0.88)%	(1.30)%	1.50%
Class M – Return Before Taxes	(1.75)%	(1.44)%	2.25%
Class C – Return Before Taxes	0.66%	(1.34)%	1.93%
Class I – Return Before Taxes	2.74%	(0.32)%	2.96%
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	3.01%	0.13%	3.53%

Inflation-Protected Bond Index

For the periods ended December 31, 2017	Past 1 year	Past 5 years	Life of class(a)
Investor Class – Return Before Taxes	2.86%	(0.01)%	0.56%
Return After Taxes on Distributions	2.36%	(0.37)%	0.22%
Return After Taxes on Distributions and Sale of Fund Shares	1.64%	(0.16)%	0.28%
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	3.01%	0.13%	0.72%

(a)	From May 16, 2012

THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY INFLATION-PROTECTED BOND FUND AND FIDELITY INFLATION-PROTECTED BOND INDEX FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Inflation-Protected Bond Index acquiring as of the Closing Date all of the assets of Inflation-Protected Bond in exchange solely for shares of Inflation-Protected Bond Index and the assumption by Inflation-Protected Bond Index of Inflation-Protected Bond’s liabilities; and (b) the distribution of shares of Inflation-Protected Bond Index to the shareholders of Inflation-Protected Bond as provided for in the Agreement.

The value of Inflation-Protected Bond’s assets to be acquired by Inflation-Protected Bond Index and the amount of its liabilities to be assumed by Inflation-Protected Bond Index will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Inflation-Protected Bond Index’s then-current Prospectus and SAI. The net asset value of a share of Inflation-Protected Bond Index will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and SAI.

As of the Closing Date, Inflation-Protected Bond Index will deliver to Inflation-Protected Bond, and Inflation-Protected Bond will distribute to its shareholders of record, shares of Inflation-Protected Bond Index so that each Inflation-Protected Bond shareholder will receive the number of full and fractional shares of Inflation-Protected Bond Index equal in value to the aggregate net asset value of shares of Inflation-Protected Bond held by such shareholder on the Closing Date; Inflation-Protected Bond will be liquidated as soon as practicable thereafter. Each Inflation-Protected Bond shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Inflation-Protected Bond Index due that shareholder. The net asset value per share of Inflation-Protected Bond Index will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Inflation-Protected Bond Index in a name other than that of the registered holder of the shares on the books of Inflation-Protected Bond as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Inflation-Protected Bond is and will continue to be its responsibility up to and including the Closing Date and such later date on which Inflation-Protected Bond is liquidated.

FMR will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

All of the current investments of Inflation-Protected Bond are permissible investments for Inflation-Protected Bond Index. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Inflation-Protected Bond and Inflation-Protected Bond Index due to the Reorganization that occur prior to the Closing Date will be borne by Inflation-Protected Bond and Inflation-Protected Bond Index, respectively. Any transaction costs associated with portfolio adjustments to Inflation-Protected Bond and Inflation-Protected Bond Index due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Inflation-Protected Bond Index that occur after the Closing Date will be borne by Inflation-Protected Bond Index. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Inflation-Protected Bond shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

Fidelity currently offers two publicly available mutual funds – Inflation-Protected Bond and Inflation-Protected Bond Index – that invest primarily in TIPS. Given the size of the TIPS market (which consists of approximately 40 securities), Fidelity believes that the investment opportunities in this market are limited and that Fidelity can meet the investment goals of shareholders by offering a single mutual fund that invests in TIPS. As a result, Fidelity is proposing that Inflation-Protected Bond merge into Inflation-Protected Bond Index. The Reorganization will permit shareholders of Inflation-Protected Bond to pursue a similar investment strategy in a larger fund with significantly lower total expenses.

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board), including all of the Independent Trustees, considered a number of factors, including the following:

(1)	the compatibility of the investment objectives and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

Fidelity proposed the Reorganization to each fund’s Board at a meeting of the Board held on March 8, 2018. The Board noted that if Inflation-Protected Bond were combined with Inflation-Protected Bond Index, based on data for the twelve months ended December 31, 2017, Inflation-Protected Bond shareholders would have experienced a net expense reduction. Based on data for the 12 months ended December 31, 2017, Inflation-Protected Bond shareholders are expected to benefit from a net expense reduction as a percentage of average net assets as follows (depending on the class):

Inflation-Protected Bond Fund	Estimated Expense Reduction (based on expense data for the 12 months ended December 31, 2017)
Fidelity Inflation-Protected Bond Fund (retail class)	0.26%
Class A	0.59%
Class M	0.63%
Class C	1.36%
Class I	0.32%

The Board considered that the Reorganization would qualify as tax-free for federal income tax purposes. The Board noted that the Reorganization could still have tax implications for shareholders in taxable accounts (including potentially a small increase/acceleration of capital gain distributions for Inflation-Protected Bond Index shareholders). However, the Board noted that several factors mitigate these implications and noted Fidelity’s view that the anticipated benefits of the Reorganization, including net expense reductions, would outweigh the fairly modest tax consequences.

In recommending the Reorganization, FMR advised the Board that the Reorganization would combine a smaller fund into a larger fund, reducing the number of funds managed by FMR. The Board considered the proposed Reorganization will streamline Fidelity’s product offerings by reducing the number of bond funds available, making it easier for investors to select a fund that meets their needs. FMR also noted that Inflation-Protected Bond Index shareholders are expected to benefit from the potential efficiencies associated with a larger fund.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Fidelity Inflation-Protected Bond Fund (retail class), Class A, Class M, Class C, and Class I shares of Inflation-Protected Bond will receive Investor Class shares of Inflation-Protected Bond Index. Inflation-Protected Bond Index is a series of Fidelity Salem Street Trust (the trust). The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of

Inflation-Protected Bond Index represents an equal proportionate interest with each other share of the fund, and each such share of Inflation-Protected Bond Index is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Inflation-Protected Bond Index is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Inflation-Protected Bond Index have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of Inflation-Protected Bond Index’s SAI, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Inflation-Protected Bond Index’s SAI, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Inflation-Protected Bond Index’s Prospectus, which is incorporated herein by reference.

Following completion of the Reorganization, you may convert your Investor Class shares at any time to Premium Class, Institutional Class or Institutional Premium Class shares (classes of shares of the fund that are not offered through this Proxy Statement), as applicable, if the eligibility requirements are satisfied for the relevant class. You may contact Fidelity by telephone, or by mail to request a conversion.

Federal Income Tax Considerations

The exchange of Inflation-Protected Bond’s assets for Inflation-Protected Bond Index’s shares and the assumption of the liabilities of Inflation-Protected Bond by Inflation-Protected Bond Index is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Inflation-Protected Bond and Inflation-Protected Bond Index, substantially to the effect that:

(i) The acquisition by Inflation-Protected Bond Index of substantially all of the assets of Inflation-Protected Bond in exchange solely for Inflation-Protected Bond Index shares and the assumption by Inflation-Protected Bond Index of all liabilities of Inflation-Protected Bond followed by the distribution of Inflation-Protected Bond Index shares to the Inflation-Protected Bond shareholders in exchange for their Inflation-Protected Bond shares in complete liquidation and termination of Inflation-Protected Bond will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Inflation-Protected Bond will recognize no gain or loss upon the transfer of substantially all of its assets to Inflation-Protected Bond Index in exchange solely for Inflation-Protected Bond Index shares and the assumption by Inflation-Protected Bond Index of all liabilities of Inflation-Protected Bond, except that Inflation-Protected Bond may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Inflation-Protected Bond will recognize no gain or loss upon the distribution to its shareholders of the Inflation-Protected Bond Index shares received by Inflation-Protected Bond in the Reorganization;

(iv) Inflation-Protected Bond Index will recognize no gain or loss upon the receipt of the assets of Inflation-Protected Bond in exchange solely for Inflation-Protected Bond Index shares and the assumption of all liabilities of Inflation-Protected Bond;

(v) The adjusted basis to Inflation-Protected Bond Index of the assets of Inflation-Protected Bond received by Inflation-Protected Bond Index in the Reorganization will be the same as the adjusted basis of those assets in the hands of Inflation-Protected Bond immediately before the exchange (except for these assets with respect to which Inflation-Protected Bond is required to recognize gain upon transfer to Inflation-Protected Bond Index);

(vi) Inflation-Protected Bond Index’s holding periods with respect to the assets of Inflation-Protected Bond that Inflation-Protected Bond Index acquires in the Reorganization will include the respective periods for which those assets were held by Inflation-Protected Bond (except where investment activities of Inflation-Protected Bond Index have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Inflation-Protected Bond shareholders will recognize no gain or loss upon receiving Inflation-Protected Bond Index shares in exchange solely for Inflation-Protected Bond shares;

(viii) The aggregate basis of the Inflation-Protected Bond Index shares received by an Inflation-Protected Bond shareholder in the Reorganization will be the same as the aggregate basis of the Inflation-Protected Bond shares surrendered by the Inflation-Protected Bond shareholder in exchange therefor; and

(ix) An Inflation-Protected Bond shareholder’s holding period for the Inflation-Protected Bond Index shares received by the Inflation-Protected Bond shareholder in the Reorganization will include the holding period during which the Inflation-Protected Bond shareholder held Inflation-Protected Bond shares surrendered in exchange therefor, provided that the Inflation-Protected Bond shareholder held such shares as a capital asset on the date of the Reorganization.

The Reorganization could trigger tax rules that would impose certain limits on the combined fund’s ability to use Inflation-Protected Bond’s and/or Inflation-Protected Bond Index’s pre-Reorganization net realized losses and net unrealized losses (if any) following the Reorganization. These limits (if applicable) are not expected to have a significant impact based on the absence of net realized or unrealized losses in Inflation-Protected Bond as of January 31, 2018 and the expected size of the limits if either fund does have losses at the time of the Reorganization, but the actual impacts will depend on each fund’s net assets, net realized gains/losses and net unrealized gains/losses as of the time of the Reorganization, as well as the timing and amount of gains and losses recognized by Inflation-Protected Bond Index following the Reorganization, and thus cannot be determined precisely at this time.

Prior to the Reorganization, Inflation-Protected Bond will distribute substantially all of its net investment income and net realized capital gains, if any. Any such distributions will be taxable for taxable shareholders (even if reinvested into the fund). Inflation-Protected Bond Index is not required to distribute its net realized gains before the Reorganization and thus its net realized capital gains (if any) may be undistributed at the time of the Reorganization.

The table below shows each fund’s approximate net assets, capital loss carryforwards, net realized gains/losses and net unrealized gains/losses as of January 31, 2018. All numbers are in millions.

Fund Name	Fiscal Year End	Total Net Assets	Capital Loss Carryforwards	Current Fiscal Year Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)
Inflation-Protected Bond	March	$1,734	$0	$2.4	$54.7
Inflation-Protected Bond Index	December	$3,018	($7.8)	($0.0)	($10.2)

Shareholders of Inflation-Protected Bond should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Inflation-Protected Bond and Inflation-Protected Bond Index are diversified series of Fidelity Salem Street Trust, an open-end management investment company organized as a Massachusetts business trust on September 5, 1984. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Inflation-Protected Bond under state law and the governing documents are expected to remain unchanged after the Reorganization. For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ SAIs, which are incorporated herein by reference.

Operations of Inflation-Protected Bond Index Following the Reorganization

FMR does not expect Inflation-Protected Bond Index to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Inflation-Protected Bond Index’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Inflation-Protected Bond Index in their current capacities. Brandon Bettencourt and Jay Small, who are currently the portfolio managers of Inflation-Protected Bond Index, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Inflation-Protected Bond, and Inflation-Protected Bond Index as of April 30, 2018, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of December 31, 2017, the net assets of Inflation-Protected Bond were $1,706,900,045, or 52.5% of Inflation-Protected Bond Index.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Inflation-Protected Bond
Class A*	$70,662,421	$11.65	6,066,478
Class M*	$20,770,075	$11.64	1,783,779
Class C*	$38,587,244	$11.00	3,508,302
Class I*	$185,286,837	$11.77	15,740,820
Fidelity Inflation-Protected Bond Fund (retail class)*	$1,391,593,468	$11.81	117,847,844
Inflation-Protected Bond Index
Institutional Class	$410,853,649	$9.73	42,225,045
Investor Class	$15,171,739	$9.73	1,559,280
Premium Class	$765,326,689	$9.73	78,655,319
Institutional Premium Class	$2,056,812,291	$9.73	211,362,402
Inflation-Protected Bond Index Pro Forma
Institutional Class	$410,853,649	$9.73	42,225,045
Investor Class	$1,722,071,784	$9.73	176,985,801
Premium Class	$765,326,689	$9.73	78,655,319
Institutional Premium Class	$2,056,812,291	$9.73	211,362,402

*	Inflation-Protected Bond Fund’s estimated one time proxy costs of $207,000 are not included in the pro forma combined information. Under Inflation-Protected Bond’s contractual arrangements, FMR, the investment adviser, will bear the fund’s one time proxy costs.

The table above assumes that the Reorganization occurred on April 30, 2018. The table is for information purposes only. No assurance can be given as to how many Inflation-Protected Bond Index shares will be received by shareholders of Inflation-Protected Bond on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Inflation-Protected Bond Index that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on March 8, 2018. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Inflation-Protected Bond and Inflation-Protected Bond Index and that the interests of existing shareholders of Inflation-Protected Bond and Inflation-Protected Bond Index would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Inflation-Protected Bond will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Salem Street Trust may consider other proposals for the reorganization or liquidation of the fund.

The Board of Trustees of Inflation-Protected Bond unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Inflation-Protected Bond Index’s financial highlights for the fiscal year ended December 31, 2017, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

Inflation-Protected Bond’s financial highlights for the fiscal year ended March 31, 2017, which have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders, are included in the fund’s prospectuses. The financial highlights are updated to include the corresponding semiannual data (unaudited) included in the Semiannual Report to Shareholders for the six month period ended September 30, 2017. Inflation-Protected Bond’s updated financial highlights are incorporated herein by reference.

The financial highlights audited by Deloitte & Touche LLP and PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about May 22, 2018. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of Inflation-Protected Bond at an anticipated cost of approximately $21,800. Inflation-Protected Bond may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of Inflation-Protected Bond at an anticipated cost of approximately $5,450. If the fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For Inflation-Protected Bond, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by FMR.

FMR will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated on a pro rata basis to each class of a fund based on the net assets of each class relative to the total net assets of the fund.

For a free copy of the Inflation-Protected Bond Index’s annual report for Investor Class for the fiscal year ended December 31, 2017 call 1-800-544-8544 , log on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

For a free copy of the Inflation-Protected Bond’s annual report for the fiscal year ended March 31, 2017 and semiannual report for the fiscal period ended September 30, 2017 call 1-800-544-8544 (retail classes) or 1-877-208-0098 (Advisor classes), log on to www.fidelity.com (retail class) or institutional.fidelity.com (Advisor classes), or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on May 22, 2018 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card, by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter).

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of the fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of March 31, 2018, shares of each class of Inflation-Protected Bond and Inflation-Protected Bond Index issued and outstanding were as follows:

Number of Shares
Inflation-Protected Bond: Fidelity Inflation-Protected Bond Fund	118,003,813
Inflation-Protected Bond – Class A	6,068,122
Inflation-Protected Bond – Class M	1,785,415
Inflation-Protected Bond – Class C	3,510,335
Inflation-Protected Bond – Class I	15,739,101
Inflation-Protected Bond Index: Investor Class	1,557,214
Inflation-Protected Bond Index: Premium Class	77,380,078
Inflation-Protected Bond Index: Institutional Class	42,151,518
Inflation-Protected Bond Index: Institutional Premium Class	211,315,678

As of March 31, 2018, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate less than 1% of each class’s total outstanding shares with respect to each fund.

As of March 31, 2018, the following owned of record and/or beneficially 5% or more outstanding shares:

Class Name	Owner	City	State	Ownership %
FIDELITY ADVISOR INFLATION PROTECTED BOND FUND – CLASS I	UBS FINANCIAL SERVICES INC	WEEHAWKEN	NJ	12.62
FIDELITY ADVISOR INFLATION PROTECTED BOND FUND – CLASS M	PERSHING LLC	JERSEY CITY	NJ	11.45
FIDELITY ADVISOR INFLATION-PROTECTED BOND FUND – CLASS A	PERSHING LLC	JERSEY CITY	NJ	15.66
FIDELITY ADVISOR INFLATION-PROTECTED BOND FUND – CLASS A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	7.29
FIDELITY ADVISOR INFLATION-PROTECTED BOND FUND – CLASS C	PERSHING LLC	JERSEY CITY	NJ	12.75
FIDELITY ADVISOR INFLATION-PROTECTED BOND FUND – CLASS C	RAYMOND JAMES ASSOCIATES INC	SAINT PETERSBURG	FL	9.19
FIDELITY ADVISOR INFLATION-PROTECTED BOND FUND – CLASS C	MORGAN STANLEY SMITH BARNEY	JERSEY CITY	NJ	8.13
FIDELITY ADVISOR INFLATION-PROTECTED BOND FUND – CLASS C	FIRST CLEARING LLC	SAINT LOUIS	MO	7.71
FIDELITY ADVISOR INFLATION-PROTECTED BOND FUND – CLASS C	LPL FINANCIAL CORPORATION	SAN DIEGO	CA	5.29
FIDELITY INFLATION-PROTECTED BOND INDEX FUND – INSTITUTIONAL CLASS	GREAT WEST LIFE AND ANNUITY	ENGLEWOOD	CO	9.46
FIDELITY INFLATION-PROTECTED BOND INDEX FUND – INSTITUTIONAL CLASS	MSCS FINANCIAL SERVICES DIVISION OF BROADRIDGE	DETROIT	MI	6.55

Required Vote

Approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of Inflation-Protected Bond. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Inflation-Protected Bond Index shares have been passed upon by Dechert LLP, counsel to the trust.

Experts

The audited financial statements of Inflation-Protected Bond are incorporated by reference into the SAI relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2017. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their report given on their authority as experts in auditing and accounting. The unaudited financial statements for Inflation-Protected Bond for the six-month period ended September 30, 2017 are also incorporated by reference into the SAI relating to this Proxy Statement. The audited financial statements of Inflation-Protected Bond Index are incorporated by reference into the SAI relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2017. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Salem Street Trust, in care of Fidelity Investments Institutional Operations Company, Inc., 100 Salem St., Smithfield, RI, 02197, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [            ], by and between Fidelity Salem Street Trust, a Massachusetts business trust, on behalf of its series Fidelity® Inflation-Protected Bond Fund (the Acquired Fund) and Fidelity® Inflation-Protected Bond Index Fund (the Acquiring Fund). Fidelity Salem Street Trust may be referred to herein as the “Trust.” The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated May 30, 2017, as supplemented December 8, 2017, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired

Ex1-1

Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at March 31, 2017, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended September 30, 2017. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of March 31, 2017 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since March 31, 2017;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

Ex1-2

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry

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out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated March 1, 2018, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at December 31, 2017, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2017 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since December 31, 2017;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring

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Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on December 31, 2018;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the

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Investor Class of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

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4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund’s investment adviser will pay all fees and expenses, including legal, accounting, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), or other similar expenses incurred in connection with the transactions contemplated by this Agreement (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement that may be attributable to the Acquiring Fund will be borne by the Acquiring Fund’s investment adviser.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on August 24, 2018, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

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(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its Treasurer or Assistant Treasurer;

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(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquired Fund’s transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund’s financial position since March 31, 2017, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

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(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

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(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange (except for these assets with respect to which the Acquired Fund is required to recognize gain upon transfer to the Acquiring Fund).

(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

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(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not

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binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

SIGNATURE LINES OMITTED

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Fidelity, Fidelity Investments & Pyramid Design, Fidelity, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2018 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.9887718.100	IPB18-PXS-0518

Fidelity® Infl ation-Protected Bond Index Fund
Class/Ticker

Investor/FSIQX	Premium/FSIYX

Prospectus

March 1, 2018

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

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Fund Summary

Fund/Class:

Fidelity® Inflation-Protected Bond Index Fund/Investor, Premium

Investment Objective

The fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)

None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.04%

Total annual operating expenses	0.19%	0.09%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	Investor Class	Premium Class
1 year	$19	$9
3 years	$61	$29
5 years	$107	$51
10 years	$243	$115

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing at least 80% of assets in inflation-protected debt securities included in the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L).

•	Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives—such as swaps (interest rate, total return, and credit default) and futures contracts—and forward-settling securities, to adjust the fund’s risk exposure.

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Principal Investment Risks

•	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

•	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

•	Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.

•	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

•	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

•	Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

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Year-by-Year Returns

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	4.60%	March 31, 2016
Lowest Quarter Return	(7.21)%	June 30, 2013

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017	Past 1 year	Past 5 years	Life of class(a)
Investor Class—Return Before Taxes	2.86%	(0.01)%	0.56%
Return After Taxes on Distributions	2.36%	(0.37)%	0.22%
Return After Taxes on Distributions and Sale of Fund Shares	1.64%	(0.16)%	0.28%
Premium Class—Return Before Taxes	3.05%	0.07%	0.65%
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	3.01%	0.13%	0.72%

(a)	From May 16, 2012

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Brandon Bettencourt (co-manager) has managed the fund since May 2014.

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Jay Small (co-manager) has managed the fund since April 2015.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum—Investor Class	$2,500
For Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts	$500
Through regular investment plans in Fidelity® Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200
Initial Purchase Minimum—Premium Class	$10,000

The fund may waive or lower purchase minimums in other circumstances.

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Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment.

Fund Basics

Investment Details

Investment Objective

Fidelity® Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in inflation-protected debt securities included in the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) (the Index). The Index is composed of inflation-protected debt securities issued by the U.S. Treasury.

The Adviser may use statistical sampling techniques to attempt to replicate the returns of the Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the Index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality.

The fund may not track the Index because differences between the Index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the Index are valued can cause differences in performance.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund’s assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund’s derivative investments may include interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes. Depending on the Adviser’s outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund’s exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

In addition to the principal investment strategies discussed above, the Adviser may invest the fund’s assets in debt securities by investing in other funds.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

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Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Inflation-protected debt securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of inflation-protected debt securities issued by the U.S. Treasury is adjusted for inflation and interest is paid on the adjusted amount. As of December 31, 2017, the U.S. Treasury had 41 issues of inflation-protected debt securities outstanding, totaling $1,328 billion (par), with maturities from 2018 to 2047. Other issuers of inflation-protected debt securities include other U.S. Government agencies or instrumentalities, corporations, and foreign governments. The U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for its inflation-protected debt securities. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation.

Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Derivatives include futures, options, forwards, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of an index, security, or other instrument or investment) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Principal Investment Risks

Many factors affect the fund’s performance. The fund’s share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund. Your investment in the fund cannot grow with inflation over the long term unless you reinvest the portion of any distribution that comes from inflation adjustments.

The following factors can significantly affect the fund’s performance:

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. Short-term and long-term interest rates do not necessarily move in the

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same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Prepayment. Many types of debt securities, including inflation-protected debt securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value.

Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, imperfect correlation between the fund’s securities and those in its index, timing differences associated with additions to and deletions from its index, and changes in the component securities. In addition, the fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund’s ability to achieve close correlation with its index.

Passive Management Risk. An index fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, an index fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The structure and composition of an index fund’s index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the fund.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund’s ability to pursue its investment strategies.

Investing for Inflation Protection. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

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Fidelity® Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.

Shareholder Notice

The following is subject to change only upon 60 days’ prior notice to shareholders:

Fidelity® Inflation-Protected Bond Index Fund normally invests at least 80% of its assets in inflation-protected debt securities included in the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L).

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

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Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

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Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund’s excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

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Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund’s excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

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Premium Class shares are not available to intermediaries that would meet the eligibility requirements by aggregating the holdings of underlying accounts. An intermediary that holds Premium Class shares within an omnibus account must agree that it will be able to offer Premium Class shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

For individual accounts maintained by the Adviser or its affiliates, and for omnibus accounts for which Fidelity provides recordkeeping services, the Adviser or an affiliate will monitor fund balances at the individual account level.

Investors eligible to purchase Investor Class and Premium Class shares may also be eligible to purchase Institutional Class or Institutional Premium Class shares, shares of the fund that are not offered through this prospectus. Each class has different expenses and features, as described in its prospectus. Investor Class and Premium Class shares have higher expenses than Institutional Class and Institutional Premium Class shares.

Minimum Waivers

For Investor Class:

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service.

For Premium Class:

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, or fund positions opened with the proceeds of distributions from a Fidelity® systematic withdrawal service.

In addition, the fund may waive or lower purchase minimums in other circumstances.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

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Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when Investor Class or Premium Class shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

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•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

You may convert from one class of shares of the fund to another.

You may convert Investor Class shares to Premium Class shares at any time, provided that you meet the eligibility requirements for Premium Class. You may contact Fidelity by telephone or by mail to request a conversion.

Conversions to Premium Class shares may not be available if your account is held through an investment professional or other financial intermediary, such as a bank, broker-dealer, insurance company, third-party administrator, or registered investment adviser. Please contact your investment professional or financial intermediary to determine if Premium Class shares are available and to learn about other rules that may apply.

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The fund may conduct periodic reviews of account balances and may convert your Investor Class shares to Premium Class shares if you meet the eligibility requirements for Premium Class. Automatic conversions between Investor Class shares and Premium Class shares generally are not available to accounts held through investment professionals or other financial intermediaries.

If you hold Premium Class shares and your fund balance falls below $10,000 worth of shares for any reason, including solely due to declines in the class’s NAV, the fund may convert your Premium Class shares to Investor Class shares. Investors will be notified in writing before any such conversion to Investor Class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Shares of Investor Class or Premium Class may be converted to Institutional Class or Institutional Premium Class shares, shares of the fund which are not offered through this prospectus, provided the shareholder meets the applicable eligibility requirements for Institutional Class or Institutional Premium Class.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Exchanges are subject to minimum investment limitations and other eligibility requirements of the shares of the fund into which you are exchanging.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•	The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•	The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund’s prospectus for details.

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Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•	To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•	Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

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You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity® Simplified Employee Pension-IRA, Keogh, and Investment Only Retirement accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days’ notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable shareholder fees, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions (including any inflation adjustments distributed as short-term capital gains) in February and December.

Earning Dividends

The fund processes purchase and redemption requests only on days it is open for business.

Shares generally begin to earn dividends on the first business day following the day of purchase.

Shares generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

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Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. Because the fund’s income is primarily derived from interest, dividends from the fund generally will not qualify for the long-term capital gains tax rates available to individuals.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity® fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

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Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2016, the Adviser had approximately $219.0 billion in discretionary assets under management, and approximately $2.13 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

FIMM, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing investments for the fund.

FIMM is an affiliate of the Adviser. As of December 31, 2016, FIMM had approximately $689.2 billion in discretionary assets under management.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2016, FMR UK had approximately $16.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2016, FMR H.K. had approximately $12.3 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Brandon Bettencourt is co-manager of the fund, which he has managed since May 2014. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.

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Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Small has worked as a corporate bond trader and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of the fund with certain exceptions.

The fund’s annual management fee rate is 0.05% of its average net assets.

The Adviser pays FIMM, FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s annual report for the fiscal period ended December 31, 2017.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of Investor Class and Premium Class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each of Investor Class and Premium Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services

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intended to result in the sale of Investor Class and Premium Class shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Investor Class and Premium Class. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Investor Class’s or Premium Class’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Inflation-Protected Bond Index Fund Investor Class

Years ended December 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.38	$9.58	$9.34	$10.29

Income from Investment Operations
Net investment income (loss)A	.205	.161	.026	.097	.006
Net realized and unrealized gain (loss)	.071	.288	(.204)	.233	(.908)

Total from investment operations	.276	.449	(.178)	.330	(.902)

Distributions from net investment income	(.002)	(.003)	—	—	—	B
Distributions from net realized gain	(.108)	(.146)	(.022)	(.090)	(.048)
Tax return of capital	(.006)	—	—	—	—

Total distributions	(.116)	(.149)	(.022)	(.090)	(.048)

Net asset value, end of period	$9.84	$9.68	$9.38	$9.58	$9.34

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Total ReturnC	2.86%	4.80%	(1.86)%	3.54%	(8.77)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.08%	1.63%	.28%	.99%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$11,719	$9,040	$278,414	$4,534	$1,918
Portfolio turnover rateF	33%	19%	25%	42%	39%

A	Calculated based on average shares outstanding during the period.
B	Amount represents less than $.0005 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Fidelity Inflation-Protected Bond Index Fund Premium Class

Years ended December 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.38	$9.58	$9.34	$10.29

Income from Investment Operations
Net investment income (loss)A	.214	.170	.036	.106	.015
Net realized and unrealized gain (loss)	.079	.273	(.205)	.234	(.908)

Total from investment operations	.293	.443	(.169)	.340	(.893)

Distributions from net investment income	(.009)	(.007)	—	—	—	B
Distributions from net realized gain	(.108)	(.146)	(.031)	(.100)	(.057)
Tax return of capital	(.006)	—	—	—	—

Total distributions	(.123)	(.153)	(.031)	(.100)	(.057)

Net asset value, end of period	$9.84	$9.67	$9.38	$9.58	$9.34

Total ReturnC	3.05%	4.73%	(1.76)%	3.64%	(8.67)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	2.18%	1.74%	.38%	1.09%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$958,214	$480,884	$248,799	$185,804	$87,383
Portfolio turnover rateF	33%	19%	25%	42%	39%

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A	Calculated based on average shares outstanding during the period.
B	Amount represents less than $.0005 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Additional Index Information

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) is a market value-weighted index that measures the performance of inflation-protected securities issued by the U.S. Treasury.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS® is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively, “Bloomberg”), or Bloomberg’s licensors own all proprietary rights in the “Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) (the Index).”

Neither Barclays Bank PLC, Barclays Capital Inc., nor any affiliate (collectively “Barclays”) nor Bloomberg is the issuer or producer of the fund(s) and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the fund(s). The Index is licensed for use by the Adviser as the Issuer of the fund(s). The only relationship of Bloomberg and Barclays with the Issuer in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the fund(s) or the owners of the fund(s). Additionally, the Adviser of the fund(s) may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the fund(s). Investors acquire the fund(s) from the Adviser and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the fund(s). The fund(s) are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the fund(s) or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the fund(s) with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for or has participated in the determination of the timing of, prices at, or quantities of the fund(s) to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the fund(s) or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the fund(s).

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the fund(s), investors or other third parties. In addition, the licensing agreement between Fidelity Management & Research Company (FMR) and Bloomberg is solely for the benefit of FMR and Bloomberg and not for the benefit of the owners of the fund(s), investors or other third parties.

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NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE FUND(S).

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund’s annual and semi-annual reports also include additional information. The fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

26

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-02105

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2018 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.939229.107	PIB-PIB-A-PRO-0218

27

Fidelity Inflation-Protected Bond Fund

Fidelity Inflation-Protected Bond Index Fund

(Series of Fidelity Salem Street Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

May 22, 2018

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Inflation-Protected Bond Fund (Inflation-Protected Bond Fund), a series of Fidelity Salem Street Trust, by Fidelity Inflation-Protected Bond Index Fund (Inflation-Protected Bond Index), a series of Fidelity Salem Street Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Fidelity Inflation-Protected Bond Index Fund will acquire all of the assets of Fidelity Inflation-Protected Bond Fund and assume all of Fidelity Inflation-Protected Bond Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity Inflation-Protected Bond Index Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 100 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus (Investor Class) of Fidelity Inflation-Protected Bond Index Fund dated March 1, 2018, which was previously filed via EDGAR (Accession No. 0001379491-18-000921).

2.	The Statement of Additional Information (Investor Class) of Fidelity Inflation-Protected Bond Index Fund dated March 1, 2018, which was previously filed via EDGAR (Accession No. 0001379491-18-000921).

3.	The Prospectuses (Class A, Class M, Class C, Class I, and Retail Class) of Fidelity Inflation-Protected Bond Fund dated May 30, 2017, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-17-003244 ).

4.	The Statements of Additional Information (Class A, Class M, Class C, Class I, and Retail Class) of Fidelity Inflation-Protected Bond Fund dated May 30, 2017, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-17-003244 ).

5.	The Financial Statements included in the Annual Report of Fidelity Inflation-Protected Bond Index Fund for the fiscal year ended December 31, 2017, which was previously filed via EDGAR (Accession No. 0001379491-18-000855).

6.	The Financial Statements included in the Annual Reports of Fidelity Inflation-Protected Bond Fund for the fiscal period ended March 31, 2017 which was previously filed via EDGAR (Accession No. 0001379491-17-003154).

7.	The Unaudited Financial Statements included in the Semi-Annual Reports of Fidelity Inflation-Protected Bond Fund for the period ended September 30, 2017, which was previously filed via EDGAR (Accession No. 0001379491-17-007931).

PRO FORMA FINANCIAL STATEMENTS

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

Fidelity Salem Street Trust: Fidelity Inflation-Protected Bond Index Fund

Fidelity Salem Street Trust: Fidelity Inflation-Protected Bond Fund

Notes to Pro Forma Combined Financial Statements

(Unaudited)

1. Basis of Presentation:

The accompanying unaudited Pro Forma Combined Schedule of Investments and Statement of Assets and Liabilities reflect balances as of December 31, 2017 and the unaudited Pro Forma Combined Statement of Operations reflect results for the twelve months ended December 31, 2017. The unaudited pro forma financial statements are presented to show the effect of the proposed merger of Fidelity Inflation-Protected Bond Fund (the “Acquired Fund”) into Fidelity Inflation-Protected Bond Index Fund (the “Acquiring Fund”), the accounting survivor, as if the merger had occurred on the first day of the year presented (January 1, 2017). The Acquired Fund offers Class A, Class M, Class C, Inflation-Protected Bond and Class I shares, each of which has equal rights as to assets and voting privileges. The Acquiring Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class of the Acquired Fund and the Acquiring Fund has exclusive voting rights with respect to matter that affect that class.

The unaudited pro forma financial statements were derived from financial statements prepared for the Acquiring Fund and Acquired Fund in accordance with generally accepted accounting principles. The unaudited pro forma financial statements should be read in conjunction with the historical financial statements which are incorporated by reference in the Statement of Additional Information (“SAI”) to this Proxy Statement and Prospectus for the Acquired Fund and Acquiring Fund. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

2. Investments in Fidelity Central Funds:

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

3. Investment Valuation:

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Acquired Fund and Acquiring Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

The Acquired Fund and Acquiring Fund categorize the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2017, is included at the end of the listing for each fund in the Pro Forma Combined Investments (unaudited).

4. Investment Transactions and Income.

For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund’s distributions.

5. Class Allocations and Expenses:

Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund’s expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds’ expenses through the impact of these expenses on each Fidelity Central Fund’s NAV.

6. Merger Costs:

Fidelity Management & Research Company (FMR), the investment adviser, under Inflation-Protected Bond Fund’s contractual arrangement will bear Fidelity Inflation-Protected Bond Fund’s costs of the reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and Proxy Statement, together with the cost of any supplementary solicitation. The estimated one time expenses related to the Reorganization for Fidelity Inflation-Protected Bond Fund is $207,000.

7. Capital Shares:

Shareholders of the Acquired Fund would become shareholders of the Acquiring Fund receiving shares of the corresponding class of the Acquiring Fund equal to the value of their holdings in the Acquired Fund. The amount of additional shares assumed to be issued was calculated based on the December 31, 2017 net assets of the Acquired Fund and the net asset value per share of the Acquiring Fund as disclosed within the Pro Forma Combined Statement of Assets and Liabilities (unaudited).

8. Use of Estimates:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

9. Federal Income Taxes:

Each year, each of the Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required.

Salem Street Trust: Fidelity Inflation-Protected Bond Index Fund

Salem Street Trust: Fidelity Inflation-Protected Bond Fund

Pro Forma Combined Statement of Assets & Liabilities

As of December 31, 2017 (Unaudited)

	Inflation-Protected Bond Index Fund	Inflation-Protected Bond Fund					Inflation-Protected Bond Index Fund
	(Acquiring Fund)	(Acquired Fund)		Combined	Adjustments		Pro Forma Combined
Assets
Investments in securities, at value:
Unaffiliated issuers	$2,727,893,056	$1,756,377,389		$4,484,270,445	$—		$4,484,270,445
Fidelity Central Funds	5,943,451	7,437,098		13,380,549	—		13,380,549
Cash	—	557		557	—		557
Receivable for investments sold	24,733,294	2,117,743		26,851,037	—		26,851,037
Receivable for fund shares sold	9,197,082	1,053,533		10,250,615	—		10,250,615
Interest receivable	8,271,856	6,515,270		14,787,126	—		14,787,126
Distributions receivable from Fidelity Central Funds	7,595	2,222		9,817	—		9,817

Total assets	2,776,046,334	1,773,503,812		4,549,550,146	—		4,549,550,146

Liabilities
Payable for investments purchased	$32,668,433	$—		$32,668,433	$—		$32,668,433
Payable for fund shares redeemed	1,022,244	1,636,221		2,658,465	—		2,658,465
Distribution payable	25,053	239,821		264,874	—		264,874
Accrued management fee	99,844	452,456		552,300	(452,456	)(c)	99,844
Distribution and service plan fees payable	—	56,162		56,162	(56,162	)(c)	—
Other affiliated payables	31,561	231,673	(a)	263,234	508,618	(c)	771,852
Other payables and accrued expenses	—	335		335	—		335

Total liabilities	33,847,135	2,616,668		36,463,803	—		36,463,803

Net Assets	$2,742,199,199	$1,770,887,144		$4,513,086,343	$—		$4,513,086,343

Net Assets consist of:
Paid in capital	$2,732,617,015	$1,688,521,083		$4,421,138,098	$—		$4,421,138,098
Undistributed net investment income	463,685	47,554,936		48,018,621	—		48,018,621
Accumulated undistributed net realized gain (loss) on investments	(10,524,030)	(38,855,048)		(49,379,078)	—		(49,379,078)
Net unrealized appreciation (depreciation) on investments and assets and liabilities on investments	19,642,529	73,666,173		93,308,702	—		93,308,702

Net Assets	$2,742,199,199	$1,770,887,144		$4,513,086,343	$—		$4,513,086,343

Book cost of respective Fund:	$2,714,193,978	$1,690,148,314		$4,404,342,292	$—		$4,404,342,292

	Inflation-Protected Bond Index Fund	Inflation-Protected Bond Fund					Inflation-Protected Bond Index Fund
	(Acquiring Fund)	(Acquired Fund)		Combined	Adjustments		Pro Forma Combined
Net Asset Value
Investor Class
Net Assets	$11,718,972		$—	$11,718,972	$1,770,887,144	(a)	$1,782,606,116
Offering price and redemption price per share	$9.84	$					$9.84
Shares outstanding	1,190,842		—		179,968,206	(b)	181,159,048

Premium Class
Net Assets	$958,213,896		$—	$958,213,896	$—	(a)	$958,213,896
Offering price and redemption price per share	$9.84	$					$9.84
Shares outstanding	97,367,526		—		—	(b)	97,367,526

Institutional Class
Net Assets	$331,190,770		$—	$331,190,770	$—	(a)	$331,190,770
Offering price and redemption price per share	$9.84	$					$9.84
Shares outstanding	33,653,243		—		—	(b)	33,653,243

Institutional Premium Class
Net Assets	$1,441,075,561		$—	$1,441,075,561	$—	(a)	$1,441,075,561
Offering price and redemption price per share	$9.84	$					$9.84
Shares outstanding	146,414,545		—		—	(b)	146,414,545

Class A
Net Assets	$—	$76,196,450	$76,196,450	$(76,196,450	)(a)	$—
Offering price and redemption price per share	$—	$11.80				$—
Shares outstanding	—	6,459,490		(6,459,490	)(b)	—

Class M
Net Assets	$—	$22,036,053	$22,036,053	$(22,036,053	)(a)	$—
Offering price and redemption price per share	$—	$11.79				$—
Shares outstanding	—	1,868,522		(1,868,522	)(b)	—

Class C
Net Assets	$—	$42,472,255	$42,472,255	$(42,472,255	)(a)	$—
Offering price and redemption price per share	$—	$11.17				$—
Shares outstanding	—	3,803,386		(3,803,386	)(b)	—

Inflation-Protected Bond
Net Assets	$—	$1,440,352,296	$1,440,352,296	$(1,440,352,296	)(a)	$—
Offering price and redemption price per share	$—	$11.95				$—
Shares outstanding	—	120,500,537		(120,500,537	)(b)	—

Class I
Net Assets	$—	$189,830,090	$189,830,090	$(189,830,090	)(a)	$—
Offering price and redemption price per share	$—	$11.92				$—
Shares outstanding	—	15,931,623		(15,931,623	)(b)	—

(a)	Inflation-Protected Bond Fund’s proxy related expenses of approximately $207,000 are excluded from the Pro Forma Combined Statement of Assets & Liabilities. Under Inflation-Protected Bond Fund’s contractual arrangements, Fidelity Management & Research Company (FMR), the investment adviser, will bear the Fund’s one time proxy costs.
(b)	Includes the conversion of full and fractional shares of Inflation-Protected Bond Fund into Inflation-Protected Bond Index Fund’s Investor Class shares outstanding.
(c)	Elimination and payment of acquired fund expense structure.

Salem Street Trust: Fidelity Inflation-Protected Bond Index Fund

Salem Street Trust: Fidelity Inflation-Protected Bond Fund

Pro Forma Combined Statement of Operations

For the 12 months ended December 31, 2017 (Unaudited)

	Inflation-Protected Bond Index Fund	Inflation-Protected Bond Fund				Inflation-Protected Bond Index Fund
	(Acquiring Fund)	(Acquired Fund)	Combined	Adjustments		Pro Forma Combined
Investment Income
Interest	$32,235,515	$47,927,287	$80,162,802	$—		$80,162,802
Income from Fidelity Central Funds	20,257	18,006	38,263	—		38,263

Total income	32,255,772	47,945,293	80,201,065	—		80,201,065

Expenses
Management fee	708,037	5,613,169	6,321,206	(4,703,637	)(d)	1,617,569
Transfer agent fees	296,439	2,081,542	2,377,981	462,720	(e)	2,840,701
Distribution and service plan fees	—	750,498	750,498	(750,498	)(f)	—
Fund wide operations fee	—	759,782	759,782	(759,782	)(f)	—
Independent trustees’ compensation	4,857	6,839	11,696	—		11,696
Miscellaneous	3,699	6,072	9,771	—	(g)	9,771

Total expenses before reductions	1,013,032	9,217,902	10,230,934	(5,751,197)		4,479,737
Expenses reductions	(243)	(2)	(245)	2		(243)

Total expenses	1,012,789	9,217,900	10,230,689	(5,751,195)		4,479,494

Net investment income	31,242,983	38,727,393	69,970,376	5,751,195		75,721,571

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,115,968)	5,479,148	2,363,180	—	2,363,180

Total net realized gain (loss)	(3,115,968)	5,479,148	2,363,180	—	2,363,180

Change in net unrealized appreciation (depreciation) on:
Investment securities	20,120,313	4,061,072	24,181,385	—	24,181,385

Net Gain (Loss)	17,004,345	9,540,220	26,544,565	—	26,544,565

Net increase (decrease) in net assets resulting from operations	$48,247,328	$48,267,613	$96,514,941	$5,751,195	$102,266,136

(d)	Decrease in fees reflect Acquiring Fund’s Management fee rate applied to the Pro Forma Combined fund’s average net assets for the period.
(e)	Increase in expenses based on Acquiring Fund’s Transfer Agent rate applied to the Pro Forma Combined fund’s average net assets for the period.
(f)	Decrease in expenses based on elimination of Acquired Fund’s expense structure for the period.
(g)	Inflation-Protected Bond Fund’s proxy related expenses of approximately $207,000 are excluded from the Pro Forma Combined Statement of Operations. Under Inflation-Protected Bond Fund’s contractual arrangements, Fidelity Management & Research Company (FMR), the investment adviser, will bear the Fund’s one time proxy costs.

Salem Street Trust: Fidelity Inflation-Protected Bond Index Fund

Salem Street Trust: Fidelity Inflation-Protected Bond Fund

Pro Forma Combined Investments

As of December 31, 2017 (Unaudited)

	Inflation-Protected Bond Index Fund		Inflation-Protected Bond Fund		Inflation-Protected Bond Index Fund
	(Acquiring Fund)		(Acquired Fund)		Pro Forma Combined
Investments December 31, 2017 (Unaudited)
Showing Percentage of Net Assets
	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations – 99.4%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$33,836,932	$33,204,978	$20,781,298	$20,393,178	$54,618,230	$53,598,156
0.75% 2/15/42	45,842,582	46,417,207	43,490,141	44,035,279	89,332,723	90,452,486
0.75% 2/15/45	56,903,304	57,346,736	69,028,932	69,566,856	125,932,236	126,913,592
0.875% 2/15/47	41,029,540	42,751,244	9,605,202	10,008,261	50,634,742	52,759,505
1% 2/15/46	41,800,076	44,774,913	14,980,278	16,046,397	56,780,354	60,821,310
1.375% 2/15/44	51,233,575	59,306,193	19,608,421	22,698,022	70,841,996	82,004,215
1.75% 1/15/28	38,710,886	43,569,904	14,625,787	16,461,626	53,336,673	60,031,530
2% 1/15/26	48,233,535	54,306,223	63,667,619	71,683,486	111,901,154	125,989,709
2.125% 2/15/40	20,488,323	26,720,788	2,293,852	2,991,633	22,782,175	29,712,421
2.125% 2/15/41	26,057,212	34,225,092	31,121,327	40,876,602	57,178,539	75,101,694
2.375% 1/15/25	66,216,765	75,524,979	76,591,187	87,357,753	142,807,952	162,882,732
2.375% 1/15/27	38,807,786	45,450,646	68,850,551	80,635,932	107,658,337	126,086,578
2.5% 1/15/29	37,485,330	45,535,682	10,339,830	12,560,412	47,825,160	58,096,094
3.375% 4/15/32	15,122,171	20,958,674	1,390	1,926	15,123,561	20,960,600
3.625% 4/15/28	32,712,537	42,991,535	82,322,739	108,190,352	115,035,276	151,181,887
3.875% 4/15/29	39,805,173	54,354,636	23,992,036	32,761,530	63,797,209	87,116,166

TOTAL U.S. TREASURY INFLATION-INDEXED BONDS		727,439,430		636,269,245		1,363,708,675

U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	124,293,086	124,060,566	83,719,640	83,563,023	208,012,726	207,623,589
0.125% 4/15/20	124,390,517	124,195,752	85,306,767	85,173,197	209,697,284	209,368,949
0.125% 4/15/21	108,158,905	107,785,154	54,409,887	54,221,870	162,568,792	162,007,024
0.125% 1/15/22	99,835,141	99,491,350	67,982,972	67,748,866	167,818,113	167,240,216
0.125% 4/15/22	105,406,971	104,726,297	11,410,425	11,336,741	116,817,396	116,063,038
0.125% 7/15/22	102,971,520	102,905,059	55,942,496	55,906,389	158,914,016	158,811,448
0.125% 1/15/23	103,449,796	102,723,767	70,903,601	70,405,987	174,353,397	173,129,754
0.125% 7/15/24	100,598,290	99,506,799	93,971,657	92,952,065	194,569,947	192,458,864
0.125% 7/15/26	85,067,650	83,213,182	2,027,209	1,983,016	87,094,859	85,196,198
0.25% 1/15/25	100,849,103	100,052,052	10,549,483	10,466,107	111,398,586	110,518,159
0.375% 7/15/23	102,611,915	103,465,908	96,770,696	97,576,075	199,382,611	201,041,983
0.375% 7/15/25	100,726,117	100,988,480	21,801,334	21,858,121	122,527,451	122,846,601
0.375% 1/15/27	84,413,754	83,901,897	43,704,364	43,439,356	128,118,118	127,341,253
0.375% 7/15/27	83,358,096	83,004,999	22,486,428	22,391,178	105,844,524	105,396,177
0.625% 7/15/21	90,448,609	92,238,764	64,352,402	65,626,063	154,801,011	157,864,827
0.625% 1/15/24	102,372,380	104,252,847	68,692,957	69,954,770	171,065,337	174,207,617
0.625% 1/15/26	90,719,723	92,271,771	67,423,946	68,577,445	158,143,669	160,849,216
1.125% 1/15/21	85,208,594	87,794,474	56,289,293	57,997,540	141,497,887	145,792,014
1.25% 7/15/20	74,494,819	76,954,255	46,836,366	48,382,663	121,331,185	125,336,918
1.375% 1/15/20	48,475,769	49,770,162	33,044,920	33,927,281	81,520,689	83,697,443
1.875% 7/15/19	39,970,958	41,229,966	29,423,708	30,350,498	69,394,666	71,580,464
2.125% 1/15/19	35,178,399	35,920,125	25,654,267	26,195,180	60,832,666	62,115,305

TOTAL U.S. TREASURY INFLATION-INDEXED NOTES		2,000,453,626		1,120,033,431		3,120,487,057

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,727,893,056		1,756,302,676		4,484,195,732

Asset-Backed Securities – 0.0%
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8021% 3/25/32	0	0		13,552	14,036	(a)(b)	13,552	14,036	(a)(b)
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4271% 9/25/34	0	0		60,167	60,677	(a)(b)	60,167	60,677	(a)(b)

TOTAL ASSET-BACKED SECURITIES		0			74,713			74,713

Money Market Funds – 0.3%	Shares			Shares			Shares
Fidelity Cash Central Fund, 1.36%	5,942,262	5,943,451	(a)	7,435,611	7,437,098	(c)	13,377,873	13,380,549	(c)

TOTAL INVESTMENT PORTFOLIO – 99.7%		2,733,836,507			1,763,814,487			4,497,650,994

NET OTHER ASSETS (LIABILITIES) – 0.3%		8,362,692			7,072,657			15,435,349

NET ASSETS – 100%		$2,742,199,199			$1,770,887,144			$4,513,086,343

Cost of Investments		$2,714,193,978			$1,690,148,314			$4,404,342,292

Inflation-Protected Bond Index Fund

                 (Acquiring Fund)

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Cash Central Fund	$20,257

Total	$20,257

Inflation-Protected Bond Fund

            (Acquired Fund)

Legend

(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Cash Central Fund	$18,006

Total	$18,006

Inflation-Protected Bond Index Fund

             Pro Forma Combined

Legend

(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund
Fidelity Cash Central Fund	$38,263

Total	$38,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,727,893,056	$0	$2,727,893,056	$0
Money Market Funds	5,943,451	5,943,451	0	0

Total Investments in Securities:	$2,733,836,507	$5,943,451	$2,727,893,056	$0

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,756,302,676	$0	$1,756,302,676	$0
Asset-Backed Securities	74,713	0	74,713	0
Money Market Funds	7,437,098	7,437,098	0	0

Total Investments in Securities:	$1,763,814,487	$7,437,098	$1,756,377,389	$0

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$4,484,195,732	$0	$4,484,195,732	$0
Asset-Backed Securities	74,713	0	74,713	0
Money Market Funds	13,380,549	13,380,549	0	0

Total Investments in Securities:	$4,497,650,994	$13,380,549	$4,484,270,445	$0

PART C.	OTHER INFORMATION

Item 15.	Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16.	Exhibits

(1)

(1)	Amended and Restated Declaration of Trust, dated May 16, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 85.

(2)	Certificate of Amendment of the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 94.

(3)	Certificate of Amendment of the Declaration of Trust, dated July 15, 2009, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 126.

(4)	Certificate of Amendment of the Declaration of Trust, dated October 14, 2011, is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 179. (2)Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization between Fidelity Salem Street Trust: Fidelity Inflation-Protected Bond Fund and Fidelity Salem Street Trust: Fidelity Inflation-Protected Bond Index Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)	Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated May 16, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 85; and Article VIII of the Certificate of Amendment of the Declaration of Trust, dated July 15, 2009, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 126.

(6)

(1)	Management Contract, dated June 1, 2017, between Fidelity Advisor Series Short-Term Credit Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 377.

(2)	Management Contract, dated January 20, 2011, between Fidelity Conservative Income Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 153.

(3)	Management Contract, dated March 18, 2010, between Fidelity Corporate Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 142.

(4)	Management Contract, dated October 18, 2007, between Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) and FMR Co., Inc., is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 108.

(5)	Management Contract between Fidelity Flex Conservative Income Bond Fund and Fidelity Management & Research Company is to be filed by subsequent amendment.

(6)	Management Contract, dated January 18, 2017, between Fidelity Flex Inflation-Protected Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 367.

(7)	Management Contract, dated January 18, 2017, between Fidelity Flex International Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 367.

(8)	Management Contract, dated January 18, 2017, between Fidelity Flex Large Cap Growth Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 367.

(9)	Management Contract, dated January 18, 2017, between Fidelity Flex Large Cap Value Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 367.

(10)	Management Contract, dated January 18, 2017, between Fidelity Flex Mid Cap Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 367.

(11)	Management Contract, dated January 18, 2017, between Fidelity Flex Real Estate Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 367.

(12)	Management Contract, dated January 18, 2017, between Fidelity Flex Short-Term Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 367.

(13)	Management Contract, dated January 18, 2017, between Fidelity Flex Short-Term Treasury Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 367.

(14)	Management Contract, dated January 18, 2017, between Fidelity Flex Small Cap Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 367.

(15)	Management Contract, dated January 18, 2017, between Fidelity Flex U.S. Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 367.

(16)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Inflation-Protected Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 394.

(17)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Intermediate Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 394.

(18)	Management Contract, dated March 9, 2017, between Fidelity International Sustainability Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 377.

(19)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Investment Grade Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 394.

(20)	Amended and Restated Management Contract, dated August 1, 2017, between Fidelity Large Cap Growth Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 391.

(21)	Amended and Restated Management Contract, dated August 1, 2017, between Fidelity Large Cap Value Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 391.

(22)	Management Contract, dated March 17, 2011, between Fidelity Municipal Income 2017 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 160.

(23)	Management Contract, dated March 17, 2011, between Fidelity Municipal Income 2019 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 160.

(24)	Management Contract, dated March 17, 2011, between Fidelity Municipal Income 2021 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 160.

(25)	Management Contract, dated January 17, 2013, between Fidelity Municipal Income 2023 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 218.

(26)	Management Contract, dated January 18, 2017, between Fidelity Municipal Income 2025 Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 375.

(27)	Amended and Restated Management Contract, dated July 1, 2016, between Fidelity SAI Emerging Markets Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 339.

(28)	Amended and Restated Management Contract, dated July 1, 2016, between Fidelity SAI International Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 339.

(29)	Management Contract, dated April 16, 2015, between Fidelity SAI International Minimum Volatility Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 285.

(30)	Management Contract, dated September 30, 2017, between Fidelity SAI International Value Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 394.

(31)	Management Contract, dated July 16, 2015, between Fidelity SAI Long-Term Treasury Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 296.

(32)	Management Contract between Fidelity SAI Municipal Income Fund and Fidelity Management & Research Company is to be filed by subsequent amendment.

(33)	Management Contract, dated September 30, 2017, between Fidelity SAI Municipal Money Market Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 396.

(34)	Amended and Restated Management Contract, dated July 1, 2016, between Fidelity SAI Real Estate Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 339.

(35)	Management Contract, dated May 14, 2015, between Fidelity SAI Small-Mid Cap 500 Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 287.

(36)	Management Contract between Fidelity SAI Tax-Free Bond Fund and Fidelity Management & Research Company is to be filed by subsequent amendment.

(37)	Amended and Restated Management Contract, dated July 1, 2016, between Fidelity SAI U.S. Large Cap Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 339.

(38)	Management Contract, dated April 16, 2015, between Fidelity SAI U.S. Minimum Volatility Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 285.

(39)	Management Contract, dated November 17, 2016, between Fidelity SAI U.S. Momentum Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 367.

(40)	Management Contract, dated July 16, 2015, between Fidelity SAI U.S. Quality Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 296.

(41)	Management Contract, dated November 19, 2015, between Fidelity SAI U.S. Treasury Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 311.

(42)	Management Contract, dated September 30, 2017, between Fidelity SAI U.S. Value Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 394 .

(43)	Management Contract, dated June 1, 2017, between Fidelity Series 1000 Value Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 377.

(44)	Amended and Restated Management Contract, dated August 1, 2016, between Fidelity Series Global ex U.S. Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 349.

(45)	Management Contract, dated June 1, 2017, between Fidelity Series Government Money Market Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 377.

(46)	Management Contract, dated June 1, 2017, between Fidelity Series Inflation-Protected Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 377.

(47)	Management Contract, dated June 1, 2017, between Fidelity Series Investment Grade Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 377.

(48)	Management Contract, dated June 1, 2017, between Fidelity Series Long-Term Treasury Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 377.

(49)	Management Contract, dated June 1, 2017, between Fidelity Series Short-Term Credit Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 377.

(50)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Short-Term Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 394.

(51)	Management Contract, dated July 20, 2017, between Fidelity Short-Term Bond Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 388.

(52)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Strategic Dividend & Income Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 394.

(53)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Strategic Real Return Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 394.

(54)	Amended and Restated Management Contract, dated October 1, 2017, between Fidelity Tax-Free Bond Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 394.

(55)	Amended and Restated Management Contract, dated July 1, 2016, between Fidelity Total International Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 336.

(56)	Amended and Restated Management Contract, dated August 1, 2017, between Fidelity Emerging Markets Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 391.

(57)	Amended and Restated Management Contract, dated July 1, 2016, between Fidelity Global ex U.S. Index Fund (formerly Spartan Global ex U.S. Index Fund) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 336.

(58)	Management Contract, dated April 19, 2012, between Spartan Inflation-Protected Bond Index Fund (currently known as Fidelity Inflation-Protected Bond Index Fund) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 201.

(59)	Amended and Restated Management Contract, dated August 1, 2017, between Fidelity Intermediate Treasury Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 391.

(60)	Amended and Restated Management Contract, dated August 1, 2017, between Fidelity Long-Term Treasury Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 391.

(61)	Amended and Restated Management Contract, dated August 1, 2017, between Fidelity Mid Cap Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 391.

(62)	Amended and Restated Management Contract, dated July 1, 2016, between Fidelity Real Estate Index Fund (formerly Spartan Real Estate Index Fund) and Fidelity Management & Research Company, is incorporated herein by reference to by reference to Exhibit (d)(42) of Post-Effective Amendment No. 336.

(63)	Amended and Restated Management Contract, dated August 1, 2017, between Fidelity Short-Term Treasury Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 391.

(64)	Amended and Restated Management Contract, dated August 1, 2017, between Fidelity Small Cap Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 391.

(65)	Amended and Restated Management Contract, dated August 1, 2017, between Fidelity U.S. Bond Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 391.

(66)	Management Contract between Fidelity Sustainability Bond Index Fund and Fidelity Management & Research Company is to be filed by subsequent amendment.

(67)	Management Contract, dated March 9, 2017, between Fidelity U.S. Sustainability Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 377.

(68)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Advisor Series Short-Term Credit Fund, is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 394.

(69)	Sub-Advisory Agreement, dated January 20, 2011, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Conservative Income Bond Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 156.

(70)	Sub-Advisory Agreement, dated March 18, 2010, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Corporate Bond Fund, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 142.

(71)	Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex Conservative Income Bond Fund is to be filed by subsequent amendment.

(72)	Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex Inflation-Protected Bond Index Fund, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 367.

(73)	Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI Municipal Income Fund is to be filed by subsequent amendment.

(74)	Sub-Advisory Agreement, dated September 30, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management &

Research Company, on behalf of Fidelity SAI Municipal Money Market Fund is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 396.

(75)	Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI Tax-Free Bond Fund is to be filed by subsequent amendment.

(76)	Sub-Advisory Agreement, dated January 18, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex International Index Fund, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 396.

(77)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Flex International Index Fund, is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 394 .

(78)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex Large Cap Growth Index Fund, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 391.

(79)	Sub-Advisory Agreement, dated January 18, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Flex Large Cap Growth Index Fund, is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 367.

(80)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex Large Cap Value Index Fund, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 391.

(81)	Sub-Advisory Agreement, dated January 18, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Flex Large Cap Value Index Fund, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 367.

(82)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex Mid Cap Index Fund, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 391.

(83)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Flex Mid Cap Index Fund, is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 391.

(84)	Sub-Advisory Agreement, dated January 18, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex Real Estate Index Fund, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 391.

(85)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Flex Real Estate Index Fund, is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 391.

(86)	Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex Short-Term Bond Fund, is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 367.

(87)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex Short-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 391.

(88)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex Small Cap Index Fund, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 391.

(89)	Sub-Advisory Agreement, dated January 18, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Flex Small Cap Index Fund, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 367.

(90)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Flex U.S. Bond Index Fund, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 391.

(91)	Sub-Advisory Agreement, dated June 20, 2002, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Inflation-Protected Bond Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 89.

(92)	Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Intermediate Bond Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 106.

(93)	Sub-Advisory Agreement, dated March 9, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity International Sustainability Index Fund, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 367.

(94)	Sub-Advisory Agreement, dated March 9, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity International Sustainability Index Fund, is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 377.

(95)	Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Investment Grade Bond Fund, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 82.

(96)	Sub-Advisory Agreement, dated March 10, 2016, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Large Cap Growth Index Fund, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 324.

(97)	Sub-Advisory Agreement, dated March 10, 2016, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Large Cap Growth Index Fund, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 329.

(98)	Sub-Advisory Agreement, dated March 10, 2016, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Large Cap Value Index Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 324.

(99)	Sub-Advisory Agreement, dated March 10, 2016, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Large Cap Value Index Fund, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 329.

(100)	Sub-Advisory Agreement, dated March 17, 2011, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2017 Fund, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 160.

(101)	Sub-Advisory Agreement, dated March 17, 2011, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2019 Fund, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 160.

(102)	Sub-Advisory Agreement, dated March 17, 2011, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2021 Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 160.

(103)	Sub-Advisory Agreement, dated January 17, 2013, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2023 Fund, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 218.

(104)	Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Municipal Income 2025 Fund, is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 375.

(105)	Sub-Advisory Agreement, dated September 30, 2015, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI Emerging Markets Index Fund, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 302.

(106)	Amended and Restated Sub-Advisory Agreement, dated February 1, 2016, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI Emerging Markets Index Fund, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 318.

(107)	Sub-Advisory Agreement, dated September 30, 2015, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI International Index Fund, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 302.

(108)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI International Index Fund, is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment No. 391.

(109)	Sub-Advisory Agreement, dated April 16, 2015, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI International Minimum Volatility Index Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 285.

(110)	Sub-Advisory Agreement, dated April 16, 2015, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI International Minimum Volatility Index Fund, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 285.

(111)	Sub-Advisory Agreement, dated September 30, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI International Value Index Fund, is incorporated herein by reference to Exhibit (d)(104) of Post-Effective Amendment No. 394.

(112)	Sub-Advisory Agreement, dated September 30, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI International Value Index Fund, is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 394.

(113)	Sub-Advisory Agreement, dated July 16, 2015, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI Long-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 296.

(114)	Sub-Advisory Agreement, dated September 30, 2015, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI Real Estate Index Fund, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 302.

(115)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI Real Estate Index Fund, is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment No. 391.

(116)	Sub-Advisory Agreement, dated May 14, 2015, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI Small-Mid Cap 500 Index Fund, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 287.

(117)	Sub-Advisory Agreement, dated May 14, 2015, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI Small-Mid Cap 500 Index Fund, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 287.

(118)	Sub-Advisory Agreement, dated September 30, 2015, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Large Cap Index Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 302.

(119)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Large Cap Index Fund, is incorporated herein by reference to Exhibit (d)(112) of Post-Effective Amendment No. 391.

(120)	Sub-Advisory Agreement, dated April 16, 2015, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Minimum Volatility Index Fund, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 285.

(121)	Sub-Advisory Agreement, dated April 16, 2015, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Minimum Volatility Index Fund, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 285.

(122)	Sub-Advisory Agreement, dated November 17, 2016, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Momentum Index Fund is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment No. 367.

(123)	Sub-Advisory Agreement, dated November 17, 2016, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Momentum Index Fund, is incorporated herein by reference to Exhibit (d)(109) of Post-Effective Amendment No. 367.

(124)	Sub-Advisory Agreement, dated July 16, 2015, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Quality Index Fund, is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 296.

(125)	Sub-Advisory Agreement, dated July 16, 2015, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Quality Index Fund, is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 296.

(126)	Sub-Advisory Agreement, dated November 19, 2015, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 311.

(127)	Sub-Advisory Agreement, dated September 30, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Value Index Fund, is incorporated herein by reference to Exhibit (d)(120) of Post-Effective Amendment No. 394.

(128)	Sub-Advisory Agreement, dated September 30, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity SAI U.S. Value Index Fund, is incorporated herein by reference to Exhibit (d)(121) of Post-Effective Amendment No. 394.

(129)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series 1000 Value Index Fund, is incorporated herein by reference to Exhibit (d)(122) of Post-Effective Amendment No. 394.

(130)	Sub-Advisory Agreement, dated November 6, 2013, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Series 1000 Value Index Fund, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 239.

(131)	Sub-Advisory Agreement, dated July 16, 2009, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series Global ex U.S. Index Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 126.

(132)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Series Global ex U.S. Index Fund, is incorporated herein by reference to Exhibit (d)(125) of Post-Effective Amendment No. 391.

(133)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series Government Money Market Fund, is incorporated herein by reference to Exhibit (d)(126) of Post-Effective Amendment No. 394.

(134)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series Inflation-Protected Bond Index Fund, is incorporated herein by reference to Exhibit (d)(127) of Post-Effective Amendment No. 394.

(135)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series Investment Grade Bond Fund, is incorporated herein by reference to Exhibit (d)(128) of Post-Effective Amendment No. 394.

(136)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series Long-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (d)(129) of Post-Effective Amendment No. 394.

(137)	Amended and Restated Sub-Advisory Agreement, dated October 1, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Series Short-Term Credit Fund, is incorporated herein by reference to Exhibit (d)(130) of Post-Effective Amendment No. 394.

(138)	Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Short-Term Bond Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 82.

(139)	Sub-Advisory Agreement, dated July 20, 2017, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Short-Term Bond Index Fund is incorporated herein by reference to Exhibit (d)(132) of Post-Effective Amendment No. 388.

(140)	Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Strategic Dividend & Income Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 106.

(141)	Sub-Advisory Agreement, dated September 24, 2010, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Strategic Real Return Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 144.

(142)	Sub-Advisory Agreement, dated June 29, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Strategic Real Return Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 106.

(143)	Sub-Advisory Agreement, dated June 29, 2007, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Strategic Real Return Fund, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 126.

(144)	Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Tax-Free Bond Fund, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 106.

(145)	Sub-Advisory Agreement, dated March 10, 2016, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity Total International Index Fund, is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No. 324.

(146)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Total International Index Fund, is incorporated herein by reference to Exhibit (d)(139) of Post-Effective Amendment No. 391.

(147)	Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan Emerging Markets Index Fund (currently known as Fidelity Emerging Markets Index Fund), is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 175.

(148)	Amended and Restated Sub-Advisory Agreement, dated May 1, 2016, between Geode Capital Management, LLC and Fidelity Management &

Research Company, on behalf of Spartan Emerging Markets Index Fund (currently known as Fidelity Emerging Markets Index Fund), is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment No. 336.

(149)	Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan Global ex U.S. Index Fund (currently known as Fidelity Global ex U.S. Index Fund), is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 175.

(150)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Global ex U.S. Index Fund, is incorporated herein by reference to Exhibit (d)(143) of Post-Effective Amendment No. 391.

(151)	Sub-Advisory Agreement, dated April 19, 2012, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan Inflation-Protected Bond Index Fund (currently known as Fidelity Inflation-Protected Bond Index Fund), is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 201.

(152)	Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan Intermediate Treasury Bond Index Fund (currently known as Fidelity Intermediate Treasury Bond Index Fund), is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 106.

(153)	Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan Long-Term Treasury Bond Index Fund (currently known as Fidelity Long-Term Treasury Bond Index Fund), is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 106.

(154)	Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan Mid Cap Index Fund (currently known as Fidelity Mid Cap Index Fund), is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 175.

(155)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Mid Cap Index Fund is incorporated herein by reference to Exhibit (d)(148) of Post-Effective Amendment No. 391.

(156)	Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan

Real Estate Index Fund (currently known as Fidelity Real Estate Index Fund), is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 175.

(157)	Amended and Restated Sub-Advisory Agreement, dated August 1, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Real Estate Index Fund is incorporated herein by reference to Exhibit (d)(150) of Post-Effective Amendment No. 391.

(158)	Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan Short-Term Treasury Bond Index Fund (currently known as Fidelity Short-Term Treasury Bond Index Fund), is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 106.

(159)	Sub-Advisory Agreement, dated July 14, 2011, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Spartan Small Cap Index Fund (currently known as Fidelity Small Cap Index Fund), is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 175.

(160)	Amended and Restated Sub-Advisory Agreement, dated July 1, 2016, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity Small Cap Index Fund, is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment No. 336.

(161)	Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Fidelity Sustainability Bond Index Fund is to be filed by subsequent amendment.

(162)	Sub-Advisory Agreement, dated March 9, 2017, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity U.S. Sustainability Index Fund, is incorporated herein by reference to Exhibit (d)(144) of Post-Effective Amendment No. 367.

(163)	Sub-Advisory Agreement, dated March 9, 2017, between Geode Capital Management, LLC and Fidelity Management & Research Company, on behalf of Fidelity U.S. Sustainability Index Fund, is incorporated herein by reference to Exhibit (d)(145) of Post-Effective Amendment No. 377.

(164)	Sub-Advisory Agreement, dated June 29, 2007, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan U.S. Bond Index Fund (currently known as Fidelity U.S. Bond Index Fund), is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 106.

(165)	Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Municipal Income 2025 Fund, Fidelity SAI Long-Term Treasury Bond Index Fund, Fidelity SAI Municipal Money Market Fund, Fidelity SAI U.S. Treasury Bond Index Fund, Fidelity Short-Term Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Strategic Dividend & Income Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity Inflation-Protected Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund, Fidelity U.S. Bond Index Fund, and Fidelity Sustainability Bond Index Fund is incorporated herein by reference to Exhibit (d)(34) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 75.

(166)	Schedule A, dated March 9, 2018, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Municipal Income 2025 Fund, Fidelity SAI Long-Term Treasury Bond Index Fund, Fidelity SAI Municipal Money Market Fund, Fidelity Short-Term Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Strategic Dividend & Income Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity Inflation-Protected Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund, and Fidelity U.S. Bond Index Fund is incorporated herein by reference to Exhibit (d)(166) of Post-Effective Amendment No. 413.

(167)	Schedule A to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity SAI U.S. Treasury Bond Index Fund and Fidelity Sustainability Bond Index Fund is to be filed by subsequent amendment.

(168)	Amended and Restated Sub-Advisory Agreement, dated June 1, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Advisor Series Short-Term Credit Fund, Fidelity Series Government Money Market Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Long-Term Treasury Bond Index Fund, and Fidelity Series Short-Term Credit Fund, is incorporated herein by reference to Exhibit (d)(149) of Post-Effective Amendment No. 377.

(169)	Schedule A, dated August 28, 2017 to the Amended and Restated Sub-Advisory Agreement, dated June 1, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Advisor Series Short-Term Credit Fund, Fidelity Series Government Money Market Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Long-Term Treasury Bond Index Fund, and Fidelity Series Short-Term Credit Fund, is incorporated herein by reference to Exhibit (d)(161) of Post-Effective Amendment No. 394.

(170)	Sub-Advisory Agreement, dated September 9, 2008, between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 116.

(171)	Schedule A, dated September 9, 2008, to the Sub-Advisory Agreement, dated September 9, 2008, between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 116.

(172)	Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Conservative Income Bond Fund, Fidelity Flex Inflation-Protected Bond Index Fund, Fidelity Flex International Index Fund, Fidelity Flex Large Cap Growth Index Fund, Fidelity Flex Large Cap Value Index Fund, Fidelity Flex Mid Cap Index Fund, Fidelity Flex Real Estate Index Fund, Fidelity Flex Short-Term Treasury Bond Index Fund, Fidelity Flex Small Cap Index Fund, and Fidelity Flex U.S. Bond Index Fund is incorporated herein by reference to Exhibit (d)(152) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 367.

(173)	Schedule A, dated December 7, 2017, to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Inflation-Protected Bond Index Fund, Fidelity Flex International Index Fund, Fidelity Flex Large Cap Growth Index Fund, Fidelity Flex Large Cap Value Index Fund, Fidelity Flex Mid Cap Index Fund, Fidelity Flex Real Estate Index Fund, Fidelity Flex Short-Term Treasury Bond Index Fund, Fidelity Flex Small Cap Index Fund, and Fidelity Flex U.S. Bond Index Fund is incorporated herein by reference to Exhibit (d)(164) of Post-Effective Amendment No. 402.

(174)	Schedule A to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited on behalf of Fidelity Flex Conservative Income Bond Fund is to be filed by subsequent amendment.

(175)	Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Short-Term Bond Fund, Fidelity SAI Municipal Income Fund, and Fidelity SAI Tax-Free Bond Fund is incorporated herein by reference to Exhibit (d)(48) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 121.

(176)	Schedule A, dated March 9, 2017, to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Short-Term Bond Fund is incorporated herein by reference to Exhibit (d)(176) of Post-Effective Amendment No. 413.

(177)	Schedule A to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited on behalf of Fidelity SAI Municipal Income Fund and Fidelity SAI Tax-Free Bond Fund is to be filed by subsequent amendment.

(178)	Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Municipal Income 2025 Fund, Fidelity SAI Long-Term Treasury Bond Index Fund, Fidelity SAI Municipal Money Market Fund, Fidelity SAI U.S. Treasury Bond Index Fund, Fidelity Short-Term Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Strategic Dividend and Income Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity Inflation-Protected Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund, Fidelity U.S. Bond Index Fund, and Fidelity Sustainability Bond Index Fund is incorporated herein by reference to Exhibit (d)(20) of Fidelity Advisor Series II’s (File No. 033-06516) Post-Effective Amendment No. 118.

(179)

Schedule A, dated March 9, 2018, to the Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal

Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Municipal Income 2025 Fund, Fidelity SAI Long-Term Treasury Bond Index Fund, Fidelity SAI Municipal Money Market Fund, Fidelity Short-Term Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Strategic Dividend & Income Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity Inflation-Protected Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund, and Fidelity U.S. Bond Index Fund is incorporated herein by reference to Exhibit (d)(179) of Post-Effective Amendment No. 413.

(180)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity SAI U.S. Treasury Bond Index Fund and Fidelity Sustainability Bond Index Fund is to be filed by subsequent amendment.

(181)	Amended and Restated Sub-Advisory Agreement, dated June 1, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Advisor Series Short-Term Credit Fund, Fidelity Series Government Money Market Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Long-Term Treasury Bond Index Fund, and Fidelity Series Short-Term Credit Fund is incorporated herein by reference to Exhibit (d)(160) of Post-Effective Amendment No. 377.

(182)	Schedule A, dated August 28, 2017, to the Amended and Restated Sub-Advisory Agreement, dated June 1, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Advisor Series Short-Term Credit Fund, Fidelity Series Government Money Market Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Long-Term Treasury Bond Index Fund, and Fidelity Series Short-Term Credit Fund, is incorporated herein by reference to Exhibit (d)(172) of Post-Effective Amendment No. 394.

(183)	Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between FMR Co., Inc. and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Global Strategies Fund is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 265.

(184)	Schedule A, dated December 1, 2014, to the Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between FMR Co., Inc. and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Global Strategies Fund is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 265.

(185)	Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Conservative Income Bond Fund, Fidelity Flex Inflation-Protected Bond Index Fund, Fidelity Flex International Index Fund, Fidelity Flex Large Cap Growth Index Fund, Fidelity Flex Large Cap Value Index Fund, Fidelity Flex Mid Cap Index Fund, Fidelity Flex Real Estate Index Fund, Fidelity Flex Short-Term Treasury Bond Index Fund, Fidelity Flex Small Cap Index Fund, and Fidelity Flex U.S. Bond Index Fund is incorporated herein by reference to Exhibit (d)(161) of Post-Effective Amendment No. 367.

(186)	Schedule A, dated December 7, 2017, to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Inflation-Protected Bond Index Fund, Fidelity Flex International Index Fund, Fidelity Flex Large Cap Growth Index Fund, Fidelity Flex Large Cap Value Index Fund, Fidelity Flex Mid Cap Index Fund, Fidelity Flex Real Estate Index Fund, Fidelity Flex Short-Term Treasury Bond Index Fund, Fidelity Flex Small Cap Index Fund, and Fidelity Flex U.S. Bond Index Fund is incorporated herein by reference to Exhibit (d)(174) of Post-Effective Amendment No. 402.

(187)	Schedule A to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Conservative Income Bond Fund is to be filed by subsequent amendment.

(188)	Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Short-Term Bond Fund, Fidelity SAI Municipal Income Fund, and Fidelity SAI Tax-Free Bond Fund is incorporated herein by reference to Exhibit (d)(50) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 121.

(189)	Schedule A, dated March 9, 2017, to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Short-Term Bond Fund, is incorporated herein by reference to Exhibit (d)(189) of Post-Effective Amendment No. 413.

(190)	Schedule A to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity SAI Municipal Income Fund and Fidelity SAI Tax-Free Bond Fund is to be filed by subsequent amendment.

(191)

Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between Fidelity Management & Research Company and FMR Investment Management (U.K.) Limited, on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund,

Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Municipal Income 2025 Fund, Fidelity SAI Long-Term Treasury Bond Index Fund, Fidelity SAI Municipal Money Market Fund, Fidelity SAI U.S. Treasury Bond Index Fund, Fidelity Short-Term Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity Inflation-Protected Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund, Fidelity U.S. Bond Index Fund, and Fidelity Sustainability Bond Index Fund, is incorporated herein by reference to Exhibit (d)(17) of Fidelity Colchester Street Trust’s (File No. 002-74808) Post-Effective Amendment No. 74.

(192)	Schedule A, dated March 9, 2018, to the Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between Fidelity Management & Research Company and FMR Investment Management (U.K.) Limited, on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Inflation-Protected Bond Fund, Fidelity Intermediate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Municipal Income 2025 Fund, Fidelity SAI Long-Term Treasury Bond Index Fund, Fidelity SAI Municipal Money Market Fund, Fidelity Short-Term Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Strategic Real Return Fund, Fidelity Tax-Free Bond Fund, Fidelity Inflation-Protected Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, Fidelity Short-Term Treasury Bond Index Fund, and Fidelity U.S. Bond Index Fund is incorporated herein by reference to Exhibit (d)(192) of Post-Effective Amendment No. 413.

(193)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between Fidelity Management & Research Company and FMR Investment Management (U.K.) Limited, on behalf of Fidelity SAI U.S. Treasury Bond Index Fund and Fidelity Sustainability Bond Index Fund is to be filed by subsequent amendment.

(194)	Amended and Restated Sub-Advisory Agreement, dated June 1, 2017, between Fidelity Management & Research Company and FMR Investment Management (U.K.) Limited, on behalf of Fidelity Advisor Series Short-Term Credit Fund, Fidelity Series Government Money Market Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Long-Term Treasury Bond Index Fund, and Fidelity Series Short-Term Credit Fund, is incorporated herein by reference to Exhibit (d)(172) of Post-Effective Amendment No. 377.

(195)	Schedule A, dated August 28, 2017, to the Amended and Restated Sub-Advisory Agreement, dated June 1, 2017, between Fidelity Management & Research Company and FMR Investment Management

(U.K.) Limited, on behalf of Fidelity Advisor Series Short-Term Credit Fund, Fidelity Series Government Money Market Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Long-Term Treasury Bond Index Fund, and Fidelity Series Short-Term Credit Fund, is incorporated herein by reference to Exhibit (d)(183) of Post-Effective Amendment No. 394.

(196)	Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between Fidelity Management & Research Company and FMR Investment Management (U.K.) Limited, on behalf of Fidelity Strategic Dividend & Income Fund is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 282.

(197)	Schedule A, dated August 28, 2017, to the Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between Fidelity Management & Research Company and FMR Investment Management (U.K.) Limited, on behalf of Fidelity Strategic Dividend & Income Fund is incorporated herein by reference to Exhibit (d)(35) of Fidelity Charles Street Trust’s (File No. 002-73133) Post-Effective Amendment No. 129.

(198)	Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between FMR Co., Inc. and FMR Investment Management (U.K.) Limited, on behalf of Fidelity Global Strategies Fund is incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment No. 282.

(199)	Schedule A, dated April 1, 2015, to the Amended and Restated Sub-Advisory Agreement, dated April 1, 2015, between FMR Co., Inc. and FMR Investment Management (U.K.) Limited, on behalf of Fidelity Global Strategies Fund is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No. 282.

(200)	Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and FMR Investment Management (U.K.) Limited, on behalf of Fidelity Flex Conservative Income Bond Fund, Fidelity Flex Inflation-Protected Bond Index Fund, Fidelity Flex International Index Fund, Fidelity Flex Large Cap Growth Index Fund, Fidelity Flex Large Cap Value Index Fund, Fidelity Flex Mid Cap Index Fund, Fidelity Flex Real Estate Index Fund, Fidelity Flex Short-Term Treasury Bond Index Fund, Fidelity Flex Small Cap Index Fund, and Fidelity Flex U.S. Bond Index Fund is incorporated herein by reference to Exhibit (d)(172) of Post-Effective Amendment No. 367.

(201)	Schedule A, dated December 7, 2017, to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Inflation-Protected Bond Index Fund, Fidelity Flex International Index Fund, Fidelity Flex Large Cap Growth Index Fund, Fidelity Flex Large Cap Value Index Fund, Fidelity Flex Mid Cap Index Fund, Fidelity Flex Real Estate Index Fund, Fidelity Flex Short-Term Treasury Bond Index Fund, Fidelity Flex Small Cap Index Fund, and Fidelity Flex U.S. Bond Index Fund is incorporated herein by reference to Exhibit (d)(186) of Post-Effective Amendment No. 402.

(202)	Schedule A to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Conservative Income Bond Fund is to be filed by subsequent amendment.

(203)	Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Short-Term Bond Fund, Fidelity SAI Municipal Income Fund, and Fidelity SAI Tax-Free Bond Fund is incorporated herein by reference to Exhibit (d)(52) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 121.

(204)	Schedule A, dated March 9, 2017, to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Short-Term Bond Fund is incorporated herein by reference to Exhibit (d)(204) of Post-Effective Amendment No. 413.

(205)	Schedule A to the Sub-Advisory Agreement, dated January 18, 2017, between Fidelity Management & Research Company and FMR Investment Management (UK) Limited, on behalf of Fidelity SAI Municipal Income Fund and Fidelity SAI Tax-Free Bond Fund is to be filed by subsequent amendment.

(7)

(1)	General Distribution Agreement, dated November 20, 2014, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Advisor Series Short-Term Credit Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 270.

(2)	General Distribution Agreement, dated February 1, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Conservative Income Bond Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 156.

(3)	General Distribution Agreement, dated March 18, 2010, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Corporate Bond Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 142.

(4)	General Distribution Agreement, dated October 18, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund), is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 108.

(5)	General Distribution Agreement between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex Conservative Income Bond Fund is to be filed by subsequent amendment.

(6)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex Inflation-Protected Bond Index Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 367.

(7)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex International Index Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 367.

(8)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex Large Cap Growth Index Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 367.

(9)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex Large Cap Value Index Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 367.

(10)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex Mid Cap Index Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 367.

(11)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex Real Estate Index Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 367.

(12)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex Short-Term Bond Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 367.

(13)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex Short-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 367.

(14)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex Small Cap Index Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 367.

(15)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Flex U.S. Bond Index Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 367.

(16)	Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Inflation-Protected Bond Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 102.

(17)	General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Intermediate Bond Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 107.

(18)	General Distribution Agreement, dated March 9, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity International Sustainability Index Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 377.

(19)	Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Investment Grade Bond Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 102.

(20)	General Distribution Agreement, dated March 10, 2016, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Large Cap Growth Index Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 324.

(21)	General Distribution Agreement, dated March 10, 2016, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Large Cap Value Index Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 324.

(22)	General Distribution Agreement, dated March 17, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2017 Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 160.

(23)	General Distribution Agreement, dated March 17, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2019 Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 160.

(24)	General Distribution Agreement, dated March 17, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2021 Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 160.

(25)	General Distribution Agreement, dated January 17, 2013, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2023 Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 216.

(26)	General Distribution Agreement, dated January 18, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Municipal Income 2025 Fund is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 375.

(27)	General Distribution Agreement, dated September 30, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI Emerging Markets Index Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 302.

(28)	General Distribution Agreement, dated September 30, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI International Index Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 302.

(29)	General Distribution Agreement, dated April 16, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI International Minimum Volatility Index Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 285.

(30)	General Distribution Agreement, dated September 30, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI International Value Index Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 394.

(31)	General Distribution Agreement, dated July 16, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI Long-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 296.

(32)	General Distribution Agreement between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI Municipal Income Fund is to be filed by subsequent amendment.

(33)	General Distribution Agreement, dated September 14, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI Municipal Money Market Fund, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 396.

(34)	General Distribution Agreement, dated September 30, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI Real Estate Index Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 302.

(35)	General Distribution Agreement, dated May 14, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI Small-Mid Cap 500 Index Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 287.

(36)	General Distribution Agreement between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI Tax-Free Bond Fund is to be filed by subsequent amendment.

(37)	General Distribution Agreement, dated September 30, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI U.S. Large Cap Index Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 302.

(38)	General Distribution Agreement, dated April 16, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI U.S. Minimum Volatility Index Fund, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 285.

(39)	General Distribution Agreement, dated November 17, 2016, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI U.S. Momentum Index Fund, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 367.

(40)	General Distribution Agreement, dated July 16, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI U.S. Quality Index Fund, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 296.

(41)	General Distribution Agreement, dated November 19, 2015, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI U.S. Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 311.

(42)	General Distribution Agreement, dated September 30, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity SAI U.S. Value Index Fund, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 394.

(43)	General Distribution Agreement, dated July 18, 2013, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series 1000 Value Index Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 235.

(44)	General Distribution Agreement, dated July 16, 2009, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Global ex U.S. Index Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 126.

(45)	General Distribution Agreement, dated January 14, 2016, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Government Money Market Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 318.

(46)	General Distribution Agreement, dated July 16, 2009, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Inflation-Protected Bond Index Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 126.

(47)	General Distribution Agreement, dated September 18, 2008, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Investment Grade Bond Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 116.

(48)	General Distribution Agreement, dated April 14, 2016, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Long-Term Treasury Bond Index Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 330.

(49)	General Distribution Agreement, dated November 20, 2014, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Series Short-Term Credit Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 270.

(50)	Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Short-Term Bond Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 102.

(51)	General Distribution Agreement, dated July 20, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Short-Term Bond Index Fund, is incorporated herein by reference to Exhibit (e)(48) of Post-Effective Amendment No. 388.

(52)	General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Strategic Dividend & Income Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 107.

(53)	General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Strategic Real Return Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 107.

(54)	General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Tax-Free Bond Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 107.

(55)	General Distribution Agreement, dated March 10, 2016, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Total International Index Fund, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 324.

(56)	General Distribution Agreement, dated March 9, 2017, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity U.S. Sustainability Index Fund, is incorporated herein by reference to Exhibit (e)(49) of Post-Effective Amendment No. 377.

(57)	General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Emerging Markets Index Fund (currently known as Fidelity Emerging Markets Index Fund), is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 177.

(58)	General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Global ex U.S. Index Fund (currently known as Fidelity Global ex U.S. Index Fund), is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 177.

(59)	General Distribution Agreement, dated April 19, 2012, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Inflation-Protected Bond Index Fund (currently known as Fidelity Inflation-Protected Bond Index Fund), is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 201.

(60)	General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Intermediate Treasury Bond Index Fund (currently known as Fidelity Intermediate Treasury Bond Index Fund), is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 107.

(61)	General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Long-Term Treasury Bond Index Fund (currently known as Fidelity Long-Term Treasury Bond Index Fund), is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 107.

(62)	General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Mid Cap Index Fund (currently known as Fidelity Mid Cap Index Fund), is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 177.

(63)	General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Real Estate Index Fund (currently known as Fidelity Real Estate Index Fund), is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 177.

(64)	General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Short-Term Treasury Bond Index Fund (currently known as Fidelity Short-Term Treasury Bond Index Fund), is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 107.

(65)	General Distribution Agreement, dated July 31, 2011, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan Small Cap Index Fund (currently known as Fidelity Small Cap Index Fund), is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 177.

(66)	General Distribution Agreement, dated June 29, 2007, between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Spartan U.S. Bond Index Fund (currently known as Fidelity U.S. Bond Index Fund), is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 107.

(67)	General Distribution Agreement between Fidelity Salem Street Trust and Fidelity Distributors Corporation, on behalf of Fidelity Sustainability Bond Index Fund is to be filed by subsequent amendment.

(68)	Form of Selling Dealer Agreement (most recently revised September 2010), is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(69)	Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006), is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(70)	Form of Bank Agency Agreement (most recently revised November 2014), is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated through March 10, 2016, is incorporated herein by reference to Exhibit (f) of Post-Effective Amendment No. 334.

(9)

(1)

Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Salem Street Trust on behalf of Fidelity Advisor Series Short-Term Credit Fund, Fidelity Global Strategies Fund, Fidelity Flex Inflation-Protected Bond Index Fund, Fidelity Flex Short-Term Bond

Fund, Fidelity Flex Short-Term Treasury Bond Index Fund, Fidelity Flex U.S. Bond Index Fund, Fidelity Intermediate Bond Fund, Fidelity SAI International Index Fund, Fidelity SAI Small-Mid Cap 500 Index Fund, Fidelity SAI U.S. Minimum Volatility Index Fund, Fidelity SAI U.S. Treasury Bond Index Fund, Fidelity Series Government Money Market Fund, Fidelity Series Inflation-Protected Bond Index Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Long-Term Treasury Bond Index Fund, Fidelity Series Short-Term Credit Fund, Fidelity Short-Term Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Strategic Real Return Fund, Spartan Intermediate Treasury Bond Index Fund (currently known as Fidelity Intermediate Treasury Bond Index Fund), Spartan Long-Term Treasury Bond Index Fund (currently known as Fidelity Long-Term Treasury Bond Index Fund), Spartan Short-Term Treasury Bond Index Fund (currently known as Fidelity Short-Term Treasury Bond Index Fund), and Spartan U.S. Bond Index Fund (currently known as Fidelity U.S. Bond Index Fund) is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(2)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Salem Street Trust on behalf of Fidelity Inflation-Protected Bond Fund, Fidelity SAI Emerging Markets Index Fund, Fidelity SAI International Minimum Volatility Index Fund, Fidelity SAI International Value Index Fund, Fidelity SAI Real Estate Index Fund, Fidelity SAI U.S. Large Cap Index Fund, Fidelity SAI U.S. Value Index Fund, Spartan Emerging Markets Index Fund (currently known as Fidelity Emerging Markets Index Fund), Spartan Global ex U.S. Index Fund (currently known as Fidelity Global ex U.S. Index Fund), Spartan Inflation-Protected Bond Index Fund (currently known as Fidelity Inflation-Protected Bond Index Fund), and Fidelity Total International Index Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(3)	Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Salem Street Trust on behalf of Fidelity Investment Grade Bond Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, Fidelity Municipal Income 2025 Fund, Fidelity SAI Long-Term Treasury Bond Index Fund, Fidelity SAI Municipal Income Fund, Fidelity SAI Municipal Money Market Fund, Fidelity SAI Tax-Free Bond Fund, Fidelity Strategic Dividend & Income Fund, and Fidelity Tax-Free Bond Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(4)

Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Salem Street Trust on behalf of Fidelity Conservative Income Bond Fund, Fidelity Corporate Bond Fund, Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity

Series 1000 Value Index Fund, Spartan Mid Cap Index Fund (currently known as Fidelity Mid Cap Index Fund), Spartan Real Estate Index Fund (currently known as Fidelity Real Estate Index Fund), and Spartan Small Cap Index Fund (currently known as Fidelity Small Cap Index Fund) is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(5)	Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Salem Street Trust on behalf of Fidelity Flex International Index Fund, Fidelity International Sustainability Index Fund, Fidelity Flex Conservative Income Bond Fund, Fidelity Flex Large Cap Growth Index Fund, Fidelity Flex Large Cap Value Index Fund, Fidelity Flex Real Estate Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity SAI U.S. Momentum Index Fund, Fidelity SAI U.S. Quality Index Fund, Fidelity Series Global ex U.S. Index Fund, Fidelity Sustainability Bond Index Fund, and Fidelity U.S. Sustainability Index Fund, is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

(10)

(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Series Short-Term Credit Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 268.

(2)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Conservative Income Bond Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 152.

(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Conservative Income Bond Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 152.

(4)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 140.

(5)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund: Fidelity Advisor Corporate Bond Fund Class A is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 140.

(6)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund: Fidelity Advisor Corporate Bond Fund Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 140.

(7)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund: Fidelity Advisor Corporate Bond Fund Class C is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 140.

(8)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond Fund: Fidelity Advisor Corporate Bond Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 140.

(9)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund) is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 105.

(10)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund): Fidelity Advisor Dynamic Strategies Fund (currently known as Fidelity Advisor Global Strategies Fund) Class A is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 105.

(11)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund): Fidelity Advisor Dynamic Strategies Fund (currently known as Fidelity Advisor Global Strategies Fund) Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 105.

(12)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund): Fidelity Advisor Dynamic Strategies Fund (currently known as Fidelity Advisor Global Strategies Fund) Class C is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 105.

(13)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dynamic Strategies Fund (currently known as Fidelity Global Strategies Fund): Fidelity Advisor Dynamic Strategies Fund (currently known as Fidelity Advisor Global Strategies Fund) Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 105.

(14)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Conservative Income Bond Fund is to be filed by subsequent amendment.

(15)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Inflation-Protected Bond Index Fund is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 358.

(16)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex International Index Fund is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 358.

(17)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Large Cap Growth Index Fund is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 358.

(18)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Large Cap Value Index Fund is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 358.

(19)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Mid Cap Index Fund is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 358.

(20)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Real Estate Index Fund is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 358.

(21)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Short-Term Bond Fund is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 358.

(22)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Short-Term Treasury Bond Index Fund is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 358.

(23)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Small Cap Index Fund is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 358.

(24)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex U.S. Bond Index Fund is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 358.

(25)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 89.

(26)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund: Fidelity Advisor Inflation-Protected Bond Fund Class A is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 92.

(27)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund: Fidelity Advisor Inflation-Protected Bond Fund Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 92.

(28)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund: Fidelity Advisor Inflation-Protected Bond Fund Class C is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 92.

(29)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Inflation-Protected Bond Fund: Fidelity Advisor Inflation-Protected

Bond Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 92.

(30)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Intermediate Bond Fund is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 105.

(31)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Sustainability Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 367.

(32)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Sustainability Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 367.

(33)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Sustainability Index Fund: Premium Class is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 367.

(34)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 83.

(35)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund: Fidelity Advisor Investment Grade Bond Fund Class A is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 91.

(36)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund: Fidelity Advisor Investment Grade Bond Fund Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 91.

(37)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund: Fidelity Advisor Investment Grade Bond Fund Class C is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 91.

(38)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond Fund: Fidelity Advisor Investment Grade Bond Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 91.

(39)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Growth Index Fund: Premium Class is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 324.

(40)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Growth Index Fund: Institutional Premium Class is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 324.

(41)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Growth Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 324.

(42)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Growth Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 324.

(43)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Value Index Fund: Premium Class is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 324.

(44)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Value Index Fund: Institutional Premium Class is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 324.

(45)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Value Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 324.

(46)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Value Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 324.

(47)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2017 Fund is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 160.

(48)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2017 Fund: Fidelity Advisor Municipal Income 2017 Fund Class A is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 160.

(49)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2017 Fund: Fidelity Advisor Municipal Income 2017 Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 160.

(50)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2019 Fund is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 160.

(51)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2019 Fund: Fidelity Advisor Municipal Income 2019 Fund Class A is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 160.

(52)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2019 Fund: Fidelity Advisor Municipal Income 2019 Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 160.

(53)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2021 Fund is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 160.

(54)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2021 Fund: Fidelity Advisor Municipal Income 2021 Fund Class A is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 160.

(55)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2021 Fund: Fidelity Advisor Municipal Income 2021 Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 160.

(56)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2023 Fund is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 214.

(57)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2023 Fund: Fidelity Advisor Municipal Income 2023 Fund Class A is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 214.

(58)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2023 Fund: Fidelity Advisor Municipal Income 2023 Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 214.

(59)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2025 Fund is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 368.

(60)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2025 Fund: Fidelity Advisor Municipal Income 2025 Fund Class A is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 368.

(61)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Income 2025 Fund: Fidelity Advisor Municipal Income 2025 Fund Class I is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 368.

(62)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Emerging Markets Index Fund is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 302.

(63)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI International Index Fund is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 302.

(64)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI International Minimum Volatility Index Fund is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 278.

(65)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI International Value Index Fund is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 395.

(66)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Long-Term Treasury Bond Index Fund is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 287.

(67)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Municipal Income Fund is to be filed by subsequent amendment.

(68)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Municipal Money Market Fund is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 396.

(69)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Small-Mid Cap 500 Index Fund is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 287.

(70)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Real Estate Index Fund is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 302.

(71)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Tax-Free Bond Fund is to be filed by subsequent amendment.

(72)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI U.S. Large Cap Index Fund is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 302.

(73)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI U.S. Minimum Volatility Index Fund is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 278.

(74)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI U.S. Momentum Index Fund is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 353.

(75)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI U.S. Quality Index Fund is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 287.

(76)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI U.S. Treasury Bond Index Fund is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 311.

(77)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI U.S. Value Index Fund is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 395.

(78)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series 1000 Value Index Fund is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 377.

(79)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Global ex U.S. Index Fund is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 126.

(80)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Government Money Market Fund is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 377.

(81)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Inflation-Protected Bond Index Fund is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 377.

(82)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Investment Grade Bond Fund is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 377.

(83)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Long-Term Treasury Bond Index Fund is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 377.

(84)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Short-Term Credit Fund is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 377.

(85)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 83.

(86)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Fund: Fidelity Advisor Short-Term Bond Fund Class A is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 329.

(87)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Fund: Fidelity Advisor Short-Term Bond Fund Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 329 .

(88)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Fund: Fidelity Advisor Short-Term Bond Fund Class C is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 329.

(89)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Fund: Fidelity Advisor Short-Term Bond Fund Class I is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 329.

(90)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 388.

(91)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Index Fund: Premium Class is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 388.

(92)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 388.

(93)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Bond Index Fund: Institutional Premium Class is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 388.

(94)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Dividend & Income Fund is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 105.

(95)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Dividend & Income Fund: Fidelity Advisor Strategic Dividend & Income Fund Class A is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 105.

(96)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Dividend & Income Fund: Fidelity Advisor Strategic Dividend & Income Fund Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 105.

(97)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Dividend & Income Fund: Fidelity Advisor Strategic Dividend & Income Fund Class T is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 377.

(98)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Dividend & Income Fund: Fidelity Advisor Strategic Dividend & Income Fund Class C is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 105.

(99)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Dividend & Income Fund: Fidelity Advisor Strategic Dividend & Income Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 105.

(100)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Real Return Fund is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 105.

(101)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Real Return Fund: Fidelity Advisor Strategic Real Return Fund Class A is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 105.

(102)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Real Return Fund: Fidelity Advisor Strategic Real Return Fund Class T (currently known as Class M) is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 105.

(103)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Real Return Fund: Fidelity Advisor Strategic Real Return Fund Class C is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 105.

(104)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Real Return Fund: Fidelity Advisor Strategic Real Return Fund Institutional Class (currently known as Class I) is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 105.

(105)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Tax-Free Bond Fund is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 105.

(106)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Index Fund: Premium Class is incorporated herein by reference to Exhibit (m)(89) of Post-Effective Amendment No. 324.

(107)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Index Fund: Institutional Premium Class is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 324.

(108)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 324.

(109)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 324.

(110)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity U.S. Sustainability Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(106) of Post-Effective Amendment No. 367.

(111)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity U.S. Sustainability Index Fund: Investor Class is incorporated herein by reference to Exhibit (m)(107) of Post-Effective Amendment No. 367.

(112)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity U.S. Sustainability Index Fund: Premium Class is incorporated herein by reference to Exhibit (m)(108) of Post-Effective Amendment No. 367.

(113)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Emerging Markets Index Fund: Fidelity Advantage Class (currently known as Fidelity Emerging Markets Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 172.

(114)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Emerging Markets Index Fund: Fidelity Advantage Institutional Class (currently known as Fidelity Emerging Markets Index Fund: Institutional Premium Class) is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 172.

(115)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Emerging Markets Index Fund (currently known as Fidelity Emerging Markets Index Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 172.

(116)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Emerging Markets Index Fund (currently known as Fidelity Emerging Markets Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 172.

(117)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Global ex U.S. Index Fund: Fidelity Advantage Class (currently known as Fidelity Global ex U.S. Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 172.

(118)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Global ex U.S. Index Fund: Fidelity Advantage Institutional Class (currently known as Fidelity Global ex U.S. Index Fund: Institutional Premium Class) is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 172.

(119)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Global ex U.S. Index Fund (currently known as Fidelity Global ex U.S. Index Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 172.

(120)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Global ex U.S. Index Fund (currently known as Fidelity Global ex U.S. Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 172.

(121)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Inflation-Protected Bond Index Fund: Fidelity Advantage Class (currently known as Fidelity Inflation-Protected Bond Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No.194.

(122)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Inflation-Protected Bond Index Fund: Fidelity Advantage Institutional Class (currently known as Fidelity Inflation-Protected Bond Index Fund: Institutional Premium Class) is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 205.

(123)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Inflation-Protected Bond Index Fund (currently known as Fidelity Inflation-Protected Bond Index Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 194.

(124)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Inflation-Protected Bond Index Fund (currently known as Fidelity Inflation-Protected Bond Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 194.

(125)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Intermediate Treasury Bond Index Fund (currently known as Fidelity Intermediate Treasury Bond Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 105.

(126)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Intermediate Treasury Bond Index Fund: Fidelity Advantage Class (currently known as Fidelity Intermediate Treasury Bond Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 105.

(127)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Intermediate Treasury Bond Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(129) of Post-Effective Amendment No. 386.

(128)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Intermediate Treasury Bond Index Fund: Institutional Premium Class is incorporated herein by reference to Exhibit (m)(130) of Post-Effective Amendment No. 386.

(129)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Long-Term Treasury Bond Index Fund (currently known as Fidelity Long-Term Treasury Bond Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 105.

(130)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Long-Term Treasury Bond Index Fund: Fidelity Advantage Class (currently known as Fidelity Long-Term Treasury Bond Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 105.

(131)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Long-Term Treasury Bond Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(133) of Post-Effective Amendment No. 386.

(132)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Long-Term Treasury Bond Index Fund: Institutional Premium Class is incorporated herein by reference to Exhibit (m)(134) of Post-Effective Amendment No. 386.

(133)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Mid Cap Index Fund: Fidelity Advantage Class (currently known as Fidelity Mid Cap Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 172.

(134)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Mid Cap Index Fund: Fidelity Advantage Institutional Class (currently known as Fidelity Mid Cap Index Fund: Institutional Premium Class) is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 172.

(135)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Mid Cap Index Fund (currently known as Fidelity Mid Cap Index Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 172.

(136)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Mid Cap Index Fund (currently known as Fidelity Mid Cap Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 172.

(137)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Real Estate Index Fund: Fidelity Advantage Class (currently known as Fidelity Real Estate Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 172.

(138)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Real Estate Index Fund (currently known as Fidelity Real Estate Index Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 172.

(139)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Real Estate Index Fund (currently known as Fidelity Real Estate Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 172.

(140)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Short-Term Treasury Bond Index Fund (currently known as Fidelity Short-Term Treasury Bond Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 105.

(141)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Short-Term Treasury Bond Index Fund: Fidelity Advantage Class (currently known as Fidelity Short-Term Treasury Bond Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 105.

(142)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Treasury Bond Index Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(144) of Post-Effective Amendment No. 386.

(143)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Short-Term Treasury Bond Index Fund: Institutional Premium Class is incorporated herein by reference to Exhibit (m)(145) of Post-Effective Amendment No. 386.

(144)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Small Cap Index Fund: Fidelity Advantage Class (currently known as Fidelity Small Cap Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 172.

(145)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Small Cap Index Fund: Fidelity Advantage Institutional Class (currently known as Fidelity Small Cap Index Fund: Institutional Premium Class) is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 172.

(146)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Small Cap Index Fund (currently known as Fidelity Small Cap Index Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 172.

(147)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Small Cap Index Fund (currently known as Fidelity Small Cap Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 172.

(148)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan U.S. Bond Index Fund (currently known as Fidelity U.S. Bond Index Fund): Investor Class is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 105.

(149)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan U.S. Bond Index Fund (currently known as Fidelity U.S. Bond Index Fund): Class F is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 124.

(150)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan U.S. Bond Index Fund: Fidelity Advantage Class (currently known as Fidelity U.S. Bond Index Fund: Premium Class) is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 158.

(151)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan U.S. Bond Index Fund (currently known as Fidelity U.S. Bond Index Fund): Institutional Class is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 158.

(152)	Distribution and Service Plan pursuant to Rule 12b-1 for Spartan U.S. Bond Index Fund: Fidelity Advantage Institutional Class (currently known as Fidelity U.S. Bond Index Fund: Institutional Premium Class) is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 158.

(153)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability Bond Index Fund: Institutional Class is to be filed by subsequent amendment.

(154)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability Bond Index Fund: Investor Class is to be filed by subsequent amendment.

(155)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainability Bond Index Fund: Premium Class is to be filed by subsequent amendment.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Salem Street’s N-14.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)

(1) Consent of Deloitte & Touche LLP, dated May 18, 2018, is filed herein as Exhibit 14(1).

(2) Consent of PricewaterhouseCoopers LLP, dated May 18, 2018, is filed herein as Exhibit 14(2).

(15)	Not applicable.

(16)	Power of Attorney, dated April 1, 2018, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 22nd day of May 2018.

Fidelity Salem Street Trust

By	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stephanie J. Dorsey		President and Treasurer	May 22, 2018
Stephanie J. Dorsey		(Principal Executive Officer)

/s/ Howard J. Galligan III		Chief Financial Officer	May 22, 2018
Howard J. Galligan III		(Principal Financial Officer)

/s/ Abigail P. Johnson	**	Trustee	May 22, 2018
Abigail P. Johnson

/s/ Elizabeth S. Acton	*	Trustee	May 22, 2018
Elizabeth S. Acton

/s/ Jonathan Chiel	*	Trustee	May 22, 2018
Jonathan Chiel

/s/ John Engler	*	Trustee	May 22, 2018
John Engler

/s/ Albert R. Gamper, Jr.	*	Trustee	May 22, 2018
Albert R. Gamper, Jr.

/s/ Robert F. Gartland	*	Trustee	May 22, 2018
Robert F. Gartland

/s/ Arthur E. Johnson	*	Trustee	May 22, 2018
Arthur E. Johnson

/s/ Michael E. Kenneally	*	Trustee	May 22, 2018
Michael E. Kenneally

/s/ Marie L. Knowles	*	Trustee	May 22, 2018
Marie L. Knowles

/s/ Mark A. Murray	*	Trustee	May 22, 2018
Mark A. Murray

/s/ Jennifer Toolin McAuliffe	*	Trustee	May 22, 2018
Jennifer Toolin McAuliffe

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated April 1, 2018 and filed herewith.

**	By:	/s/ Marc R. Bryant
Marc R. Bryant, pursuant to a power of attorney dated April 1, 2018 and filed herewith.